UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 12/31
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Date of reporting period: 12/31/13
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ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock Investments

John Hancock
Lifestyle Portfolios

Annual Report

12.31.13

Management’s discussion of
Portfolio performance

By the Portfolio Management Team at John Hancock Asset Management

John Hancock
Lifestyle Portfolios

Market review

With a sharp rally in the fourth quarter of 2013, the U.S. stock market put the finishing touches on its best year of gains since the late 1990s, as the S&P 500 Index’s annual return of 32.39% marked its best calendar-year performance since 1997. Core U.S. bonds, however, ended in negative territory for the first time since 1999, as the Barclays U.S. Aggregate Bond Index posted an anemic annual return of –2.03%.

As central banks around the globe took aggressive steps to stimulate their respective economies, major equity markets pushed higher for the year, with the U.S. economy demonstrating more sustainable growth, efforts to turn around Japan’s stagnant economy beginning to take hold, and Europe finally starting to show some resilience in dealing with its sovereign debt issues.

A key divergence from that generally improving growth profile was the ongoing transformation of the Chinese economy and its impact on many of the emerging-market economies of the world, including those in Latin America, such as Brazil, as well as others in Asia.

The interest-rate-sensitive fixed-income market was challenged throughout 2013. This was particularly true during the May–September period, when market participants began to aggressively price in the increasing odds of the U.S. Federal Reserve (Fed) beginning to scale back in its aggressive quantitative easing program. In mid-December, the Fed announced it would begin trimming its program beginning in January 2014.

Within the global equity markets, U.S. equities delivered stellar performance, with large-, mid-, and small-capitalization stocks all delivering returns north of 30% for the year. Meanwhile, returns from non-U.S. equities were for the most part positive, but less robust than their U.S. counterparts. The MSCI EAFE Index rose 23.29% for the year, while the MSCI Emerging Markets Index actually ended in negative territory, posting a -2.27% return.

U.S. equities widely outperformed U.S. bonds during the year. The Barclays U.S. Aggregate Bond Index, a proxy for intermediate-term government debt, put up a modestly negative return, as core bonds began to experience heightened selling pressure amid rising interest rates. By comparison, credit-oriented sectors of the bond market fared better, led by high-yield bonds, multi-sector bonds, and bank loans, all of which finished the year with low-single-digit gains.

For the
Market index	year ended
total returns	December 31, 2013

U.S. Stocks

S&P 500 Index	32.39%
Russell Midcap Index	34.76%
Russell 2000 Index	38.82%
FTSE NAREIT All Equity REIT Index	2.86%

International Stocks

MSCI EAFE Index	23.29%
MSCI Emerging Markets Index	–2.27%
MSCI EAFE Small Cap Index	29.69%

Fixed Income

Barclays U.S. Aggregate Bond Index	–2.03%
Bank of America Merrill Lynch US High
Yield Master II Index	7.42%
JPM Global Government Bonds
Unhedged Index	–4.40%

2	Lifestyle Portfolios | Annual report

Portfolio performance

The John Hancock Lifestyle Portfolios performed generally as expected, given their blended exposures to equity and fixed-income assets. It is important to note that the portfolios’ holdings in these two asset classes are global and multi-sector in nature, which is a key element of their diversification strategy. By comparison, the benchmarks against which the portfolios measure their performance—the S&P 500 Index for equities and the Barclays U.S. Aggregate Bond Index for fixed income—are U.S.-centric and represent no exposure to global stocks or to bond sectors other than investment-grade securities.

The performance of the U.S. stock market during 2013 was extraordinarily strong. The S&P 500 Index outperformed virtually all other asset classes. Given that the Lifestyle Portfolios’ equity holdings are more broadly based, containing both global and domestic U.S. exposure, their results versus their respective U.S.-centric benchmarks were in line with what might be expected during a period when one asset class (U.S. equities) surpasses the performance of all others.

Lifestyle Aggressive Portfolio

For the 12 months ended December 31, 2013, the portfolio’s Class A shares returned 25.70%, excluding sales charges. In comparison, the benchmark S&P 500 Index returned 32.39% for the year, and the Morningstar, Inc. large blend fund category returned an average of 31.50%.1

Most of the portfolio’s shortfall versus the benchmark was driven by its out-of-index allocations to non-U.S. equities—predominantly international large-cap and emerging-market stocks—whose results, while positive, were not as strong as the overall performance of U.S. stocks.

Allocations to healthcare and information technology stocks helped, but the portfolio’s positions in global natural resources and global real estate stocks hurt its relative results.

Among the underlying funds that detracted most from performance were Capital Appreciation Value Fund (T. Rowe Price), China Emerging Leaders Fund (Atlantis), and Natural Resources Fund (RS Investments/Wellington).

Top contributors included Blue Chip Growth Fund (T. Rowe Price), Technical Opportunities Fund (Wellington), and Science & Technology Fund (T. Rowe Price/Allianz).

Annual report | Lifestyle Portfolios	3

Lifestyle Growth Portfolio

For the 12 months ended December 31, 2013, the portfolio’s Class A shares returned 21.81%, excluding sales charges. In comparison, the S&P 500 Index returned 32.39% over the same period, and the Barclays U.S. Aggregate Bond Index returned -2.03%. A blended index comprising 80% S&P 500 Index and 20% Barclays U.S. Aggregate Bond Index returned 24.78% for the year, and the Morningstar, Inc. aggressive allocation fund category returned an average of 21.31%.1

Most of the portfolio’s modest shortfall versus the blended index was driven by its allocations to non-U.S. equities—predominantly international large-cap and emerging-market stocks—whose results, while positive, were not as strong as the overall performance of U.S. stocks. The portfolio’s allocations to information technology stocks helped, but its positions in global natural resources and global real estate stocks hurt relative results.

Credit-oriented fixed-income instruments helped offset the drag from non-U.S. and sector-oriented equities, with the portfolio’s allocations to high-yield bonds, bank loans, and multi-sector bonds all making positive contributions to its relative results.

Among the underlying funds that detracted most from performance were Capital Appreciation Value Fund (T. Rowe Price) and China Emerging Leaders Fund (Atlantis).

Top contributors included Blue Chip Growth Fund (T. Rowe Price), Technical Opportunities Fund (Wellington), and Capital Appreciation Fund (Jennison).

Lifestyle Balanced Portfolio

For the 12 months ended December 31, 2013, the portfolio’s Class A shares returned 15.76%, excluding sales charges. In comparison, the S&P 500 Index returned 32.39% over the same period, and the Barclays U.S. Aggregate Bond Index returned -2.03%. A blended index comprising 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index returned 17.55% for the year, and the Morningstar, Inc. moderate allocation fund category returned an average of 16.48%.1

Most of the portfolio’s modest shortfall versus the blended index was driven by its allocations to non-U.S. equities—predominantly international large-cap and emerging-market stocks—whose results, while positive, were not as strong as the overall performance of U.S. stocks. The portfolio’s allocations to healthcare stocks helped, but its positions in global natural resources and global real estate stocks hurt relative results.

Credit-oriented fixed-income instruments helped offset the drag from non-U.S. and sector-oriented equities, with the portfolio’s allocations to high-yield bonds, multi-sector bonds, and bank loans all making positive contributions to its relative results.

Among the underlying funds that detracted most from performance were Capital Appreciation Value Fund (T. Rowe Price), Global Shareholder Yield Fund (Epoch), and China Emerging Leaders Fund (Atlantis).

Top contributors included Blue Chip Growth Fund (T. Rowe Price), Technical Opportunities Fund (Wellington), and Active Bond Fund (Declaration/John Hancock).

4	Lifestyle Portfolios | Annual report

Lifestyle Moderate Portfolio

For the 12 months ended December 31, 2013, the portfolio’s Class A shares returned 10.05%, excluding sales charges. In comparison, the S&P 500 Index returned 32.39% over the same period, and the Barclays U.S. Aggregate Bond Index returned -2.03%. A blended index comprising 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index returned 10.69%. The Morningstar, Inc. conservative allocation fund category returned an average 7.23%.1

The portfolio’s annual return was slightly behind that of its blended composite index. The portfolio’s allocations to non-U.S. equities—predominantly international large-cap and emerging-market stocks—were slight detractors, as their results, while positive, were not as strong as the overall performance of U.S. stocks. The portfolio’s allocations to global natural resources, global real estate, and U.S. real estate stocks also hurt relative results.

Offsetting most of the drags were the portfolio’s allocations to credit-oriented fixed-income instruments, with its allocations to high-yield bonds, bank loans, and multi-sector bonds all making positive contributions to its relative results.

Top contributors included Active Bond Fund (Declaration/John Hancock), Blue Chip Growth Fund (T. Rowe Price), and Capital Appreciation Fund (Jennison).

Among the underlying funds that detracted most from performance were Capital Appreciation Value Fund (T. Rowe Price) and Global High Yield Fund (Stone Harbor).

Lifestyle Conservative Portfolio

For the 12 months ended December 31, 2013, the portfolio’s Class A shares returned 4.66%, excluding sales charges. In comparison, the S&P 500 Index returned 32.39% over the same period, and the Barclays U.S. Aggregate Bond Index returned -2.03%. A blended index comprising 20% S&P 500 Index and 80% Barclays U.S. Aggregate Bond Index returned 4.16%. The Morningstar, Inc. conservative allocation fund category returned an average 7.23%.1

The portfolio modestly outperformed its blended composite index. The portfolio’s excess performance was entirely attributable to its out-of-index allocations to credit-oriented fixed-income instruments, including high-yield bonds, bank loans, and multi-sector bonds, which widely outperformed most other fixed-income asset categories.

In terms of relative performance versus the blended benchmark, the portfolio’s fixed-income allocations more than offset the drag from its non-U.S. equity allocations—predominantly international large-cap and emerging-market stocks—where results, while positive, were not as strong as the overall performance of U.S. stocks.

Top contributors to the portfolio’s relative outperformance included Active Bond Fund (Declaration/John Hancock), Blue Chip Growth Fund (T. Rowe Price), and Global Absolute Return Strategies Fund (Standard Life).

Among the underlying funds that detracted most from performance were Capital Appreciation Value Fund (T. Rowe Price) and Global High Yield Fund (Stone Harbor).

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. As such, they are in no way a guarantee of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant. Past performance is no guarantee of future results.

The portfolios’ performance depends on the subadvisors’ skill in determining the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class that they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. For additional information on these and other risk considerations, please see the portfolios’ prospectuses.

1 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

Annual report | Lifestyle Portfolios	5

John Hancock Lifestyle Aggressive Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 12-31-13

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1[3]	Index 2[3]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-18-05	10-18-05

Average annual total returns

1 year	19.43%	19.73%	23.90%	25.18%	25.66%	25.29%	25.76%	26.08%	26.30%	26.23%	32.39%	23.29%

5 years	15.09%	15.16%	15.45%	15.83%	15.41%	15.93%	16.30%	16.65%	15.53%	16.82%	17.94%	12.96%

Since inception	5.38%	5.27%	5.30%	4.84%	5.07%	5.78%	6.09%	6.40%	4.96%	6.54%	7.78%	5.86%

Cumulative returns

1 year	19.43%	19.73%	23.90%	25.18%	25.66%	25.29%	25.76%	26.08%	26.30%	26.23%	32.39%	23.29%

5 years	101.96%	102.57%	105.11%	108.50%	104.72%	109.37%	112.79%	116.03%	105.82%	117.53%	128.19%	83.91%

Since inception	53.74%	52.45%	52.82%	41.20%	50.10%	58.64%	62.45%	66.41%	48.78%	68.26%	84.99%	59.60%

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-15 for Class A shares and 4-30-14 for Class R2, Class R4, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.40	2.28	2.20	1.93	1.54	1.80	1.42	1.19	1.04	1.04
Gross (%)	1.50	2.28	2.20	1.93	17.46	1.80	1.52	1.19	3.49	1.04

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 4-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 Index 1 and Index 2 returns at 12-31-13 for the period beginning 10-15-05 (inception date for Class 1 and Class R6 shares) are 7.82% and 5.80% (respectively, annualized), and 85.54% and 58.84% (respectively, cumulative). Index 1 and Index 2 returns at 12-31-13 for the period beginning 9-18-06 (inception date for Class R1 shares) are 7.01% and 3.79% (respectively, annualized) and 63.87% and 31.13% (respectively, cumulative).

6	Lifestyle Portfolios | Annual report

John Hancock Lifestyle Growth Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 12-31-13

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05

Average annual total returns

1 year	15.74%	15.93%	19.88%	21.36%	21.67%	21.45%	21.99%	22.29%	22.31%	22.31%	22.31%	32.39%	–2.03%	24.78%

5 years	14.24%	14.34%	14.61%	15.03%	14.65%	15.15%	15.54%	15.84%	15.21%	15.96%	16.02%	17.94%	4.44%	15.35%

Since inception	5.60%	5.50%	5.52%	5.31%	5.41%	6.01%	6.34%	6.64%	5.79%	6.73%	6.23%	7.78%	4.86%	7.42%

Cumulative returns

1 year	15.74%	15.93%	19.88%	21.36%	21.67%	21.45%	21.99%	22.29%	22.31%	22.31%	22.31%	32.39%	–2.03%	24.78%

5 years	94.61%	95.44%	97.79%	101.42%	98.10%	102.42%	105.94%	108.61%	102.98%	109.68%	110.17%	128.19%	24.27%	104.26%

Since inception	56.34%	55.20%	55.38%	45.85%	54.08%	61.47%	65.64%	69.47%	58.76%	70.77%	57.38%	84.99%	47.63%	79.88%

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-15 for Class A shares and 4-30-14 for Class R2, Class R4, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1	Class 5
Net (%)	1.35	2.16	2.15	1.81	1.50	1.69	1.29	1.07	0.99	0.99	0.94
Gross (%)	1.45	2.16	2.15	1.81	17.33	1.69	1.39	1.07	3.11	0.99	0.94

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 4-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 Index 1, Index 2, and Index 3 returns at 12-31-13 for the period beginning 10-15-05 (inception date for Class 1 and Class R6 shares) are 7.82%, 4.86%, and 7.44% (respectively, annualized), and 85.54%, 47.69%, and 80.32% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 12-31-13 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.42%, 5.27%, and 7.22% (respectively, annualized), and 70.99%, 47.02%, and 68.72% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 12-31-13 for the period beginning 9-16-06 (inception date of Class R1 shares) are 7.01%, 5.02%, and 6.85% (respectively, annualized) and 63.87%, 42.92%, and 62.14% (respectively, cumulative).

Annual report | Lifestyle Portfolios	7

John Hancock Lifestyle Balanced Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 12-31-13

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05

Average annual total returns

1 year	9.95%	9.84%	13.93%	15.23%	15.59%	15.43%	15.90%	16.20%	16.26%	16.18%	16.31%	32.39%	–2.03%	17.55%

5 years	12.82%	12.92%	13.22%	13.56%	13.20%	13.75%	14.13%	14.42%	13.77%	14.51%	14.58%	17.94%	4.44%	12.71%

Since inception	5.48%	5.36%	5.41%	5.21%	5.27%	5.90%	6.22%	6.51%	5.65%	6.59%	6.31%	7.78%	4.86%	6.94%

Cumulative returns

1 year	9.95%	9.84%	13.93%	15.23%	15.59%	15.43%	15.90%	16.20%	16.26%	16.18%	16.31%	32.39%	–2.03%	17.55%

5 years	82.77%	83.56%	86.05%	88.87%	85.87%	90.43%	93.65%	96.12%	90.62%	96.89%	97.49%	128.19%	24.27%	81.85%

Since inception	54.92%	53.44%	54.06%	44.87%	52.40%	60.04%	64.13%	67.84%	57.08%	68.89%	58.26%	84.99%	47.63%	73.40%

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-15 for Class A shares and 4-30-14 for Class R2, Class R4, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1	Class 5
Net (%)	1.32	2.14	2.11	1.77	1.46	1.63	1.22	1.02	0.96	0.96	0.91
Gross (%)	1.41	2.14	2.11	1.77	17.43	1.63	1.32	1.02	2.00	0.96	0.91

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 4-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 Index 1, Index 2, and Index 3 returns at 12-31-13 for the period beginning 10-15-05 (inception date for Class 1 and Class R6 shares) are 7.82%, 4.86%, and 6.96% (respectively, annualized), and 85.54%, 47.69%, and 73.74% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 12-31-13 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.42%, 5.27%, and 7.22% (respectively, annualized), and 70.99%, 47.02%, and 68.72% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 12-31-13 for the period beginning 9-16-06 (inception date of Class R1 shares) are 7.01%, 5.02%, and 6.57% (respectively, annualized) and 63.87%, 42.92%, and 59.08% (respectively, cumulative).

8	Lifestyle Portfolios | Annual report

John Hancock Lifestyle Moderate Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 12-31-13

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05

Average annual total returns

1 year	4.57%	4.23%	8.34%	9.55%	9.92%	9.70%	10.17%	10.39%	10.49%	10.55%	10.54%	32.39%	–2.03%	10.69%

5 years	11.02%	11.06%	11.39%	11.70%	11.38%	11.81%	12.15%	12.49%	11.39%	12.68%	12.71%	17.94%	4.44%	10.00%

Since inception	5.26%	5.14%	5.19%	5.26%	5.06%	5.63%	5.93%	6.25%	4.74%	6.38%	6.35%	7.78%	4.86%	6.35%

Cumulative returns

1 year	4.57%	4.23%	8.34%	9.55%	9.92%	9.70%	10.17%	10.39%	10.49%	10.55%	10.54%	32.39%	–2.03%	10.69%

5 years	68.69%	68.95%	71.50%	73.87%	71.43%	74.76%	77.43%	80.12%	71.45%	81.68%	81.90%	128.19%	24.27%	61.04%

Since inception	52.35%	50.83%	51.46%	45.37%	49.97%	56.78%	60.42%	64.47%	46.28%	66.20%	58.70%	84.99%	47.63%	65.73%

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-15 for Class A shares and 4-30-14 for Class R2, Class R4, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1	Class 5
Net (%)	1.27	2.10	2.08	1.80	1.42	1.68	1.28	1.07	0.91	0.91	0.86
Gross (%)	1.37	2.10	2.08	1.80	17.08	1.68	1.38	1.07	5.59	0.91	0.86

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 4-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 Index 1, Index 2, and Index 3 returns at 12-31-13 for the period beginning 10-15-05 (inception date for Class 1 and Class R6 shares) are 7.82%, 4.86%, and 6.36% (respectively, annualized), and 85.54%, 47.69%, and 65.97% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 12-31-13 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.42%, 5.27%, and 6.48% (respectively, annualized), and 70.99%, 47.02%, and 60.13% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 12-31-13 for the period beginning 9-16-06 (inception date of Class R1 shares) are 7.01%, 5.02%, and 6.17% (respectively, annualized) and 63.87%, 42.92%, and 54.77% (respectively, cumulative).

Annual report | Lifestyle Portfolios	9

John Hancock Lifestyle Conservative Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 12-31-13

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1[3]	Index 2[3]	Index 3[3]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-18-05	10-18-05	10-18-05

Average annual total returns

1 year	–0.59%	–1.13%	2.98%	4.31%	4.67%	4.39%	4.72%	5.03%	5.05%	5.12%	32.39%	–2.03%	4.16%

5 years	8.65%	8.66%	9.01%	9.26%	9.02%	9.40%	9.71%	10.08%	8.78%	10.25%	17.94%	4.44%	7.24%

Since inception	4.86%	4.76%	4.78%	5.03%	4.67%	5.24%	5.50%	5.85%	4.09%	5.98%	7.78%	4.86%	5.66%

Cumulative returns

1 year	–0.59%	–1.13%	2.98%	4.31%	4.67%	4.39%	4.72%	5.03%	5.05%	5.12%	32.39%	–2.03%	4.16%

5 years	51.41%	51.45%	53.93%	55.72%	54.02%	56.69%	58.92%	61.62%	52.34%	62.92%	128.19%	24.27%	41.85%

Since inception	47.66%	46.42%	46.65%	43.06%	45.38%	52.01%	55.21%	59.43%	38.95%	61.08%	84.99%	47.63%	57.07%

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-15 for Class A shares and 4-30-14 for Class R2, Class R4, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.23	2.06	2.02	1.84	1.37	1.73	1.26	1.07	0.87	0.87
Gross (%)	1.32	2.06	2.02	1.84	11.40	1.73	1.36	1.07	3.26	0.87

* The portfolio’s distributor has contractually agreed to waive 0.10% of the Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 4-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3Index 1, Index 2, and Index 3 returns at 12-31-13 for the period beginning 10-15-05 (inception date for Class 1 and Class R6 shares) are 7.82%, 4.86%, and 5.66% (respectively, annualized), and 85.54%, 47.69%, and 57.22% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 12-31-13 for the period beginning 9-16-06 (inception date of Class R1 shares) are 7.01%, 5.02% and 5.65% (respectively, annualized) and 63.87%, 42.92%, and 49.33% (respectively, cumulative).

10	Lifestyle Portfolios | Annual report

Your expenses

As a shareholder of a John Hancock Funds II Lifestyle Portfolio, you incur ongoing costs, such as management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2013 through December 31, 2013).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual report | Lifestyle Portfolios	11

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-13	12-31-13	7-1-13–12-31-13	Expense Ratio[2]

Lifestyle Aggressive Portfolio

Class A	Actual	$1,000.00	$1,166.10	$2.68	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%

Class B	Actual	1,000.00	1,161.40	7.03	1.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.56	1.29%

Class C	Actual	1,000.00	1,162.10	6.59	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	6.16	1.21%

Class R1	Actual	1,000.00	1,163.90	4.91	0.90%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.58	0.90%

Class R2	Actual	1,000.00	1,166.20	3.39	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.16	0.62%

Class R3	Actual	1,000.00	1,163.80	4.47	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%

Class R4	Actual	1,000.00	1,166.30	2.57	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.40	0.47%

Class R5	Actual	1,000.00	1,168.50	1.20	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.12	0.22%

Class R6	Actual	1,000.00	1,168.70	0.60	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 1	Actual	1,000.00	1,168.90	0.60	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Lifestyle Growth Portfolio

Class A	Actual	$1,000.00	$1,140.60	$2.64	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%

Class B	Actual	1,000.00	1,137.20	6.57	1.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	6.21	1.22%

Class C	Actual	1,000.00	1,136.70	6.52	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	6.16	1.21%

Class R1	Actual	1,000.00	1,138.80	4.69	0.87%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.43	0.87%

Class R2	Actual	1,000.00	1,140.50	3.35	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.16	0.62%

Class R3	Actual	1,000.00	1,139.50	4.15	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%

Class R4	Actual	1,000.00	1,142.10	2.16	0.40%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	2.04	0.40%

Class R5	Actual	1,000.00	1,143.40	0.97	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.92	0.18%

Class R6	Actual	1,000.00	1,143.30	0.59	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 1	Actual	1,000.00	1,143.30	0.59	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 5	Actual	1,000.00	1,143.20	0.32	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%

12	Lifestyle Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-13	12-31-13	7-1-13–12-31-13	Expense Ratio[2]

Lifestyle Balanced Portfolio

Class A	Actual	$1,000.00	$1,107.50	$2.60	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%

Class B	Actual	1,000.00	1,103.30	6.63	1.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	6.36	1.25%

Class C	Actual	1,000.00	1,103.40	6.42	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	6.16	1.21%

Class R1	Actual	1,000.00	1,104.90	4.77	0.90%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.58	0.90%

Class R2	Actual	1,000.00	1,105.90	3.29	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.16	0.62%

Class R3	Actual	1,000.00	1,106.30	4.03	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.87	0.76%

Class R4	Actual	1,000.00	1,108.50	1.81	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%

Class R5	Actual	1,000.00	1,109.40	0.85	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.82	0.16%

Class R6	Actual	1,000.00	1,109.50	0.58	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 1	Actual	1,000.00	1,109.50	0.58	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 5	Actual	1,000.00	1,109.70	0.32	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%

Lifestyle Moderate Portfolio

Class A	Actual	$1,000.00	$1,072.80	2.56	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%

Class B	Actual	1,000.00	1,068.70	6.41	1.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	6.26	1.23%

Class C	Actual	1,000.00	1,069.60	6.36	1.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	6.21	1.22%

Class R1	Actual	1,000.00	1,070.60	4.91	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.79	0.94%

Class R2	Actual	1,000.00	1,072.50	3.24	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.16	0.62%

Class R3	Actual	1,000.00	1,071.80	4.28	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%

Class R4	Actual	1,000.00	1,073.50	2.40	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.35	0.46%

Class R5	Actual	1,000.00	1,075.10	1.15	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.12	0.22%

Class R6	Actual	1,000.00	1,075.20	0.58	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 1	Actual	1,000.00	1,075.90	0.58	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 5	Actual	1,000.00	1,075.50	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%

Annual report | Lifestyle Portfolios	13

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-13	12-31-13	7-1-13–12-31-13	Expense Ratio[2]

Lifestyle Conservative Portfolio

Class A	Actual	$1,000.00	$1,041.60	$2.57	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%

Class B	Actual	1,000.00	1,037.50	6.37	1.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	6.31	1.24%

Class C	Actual	1,000.00	1,038.50	6.27	1.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	6.21	1.22%

Class R1	Actual	1,000.00	1,039.50	4.63	0.90%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.58	0.90%

Class R2	Actual	1,000.00	1,041.10	3.19	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.16	0.62%

Class R3	Actual	1,000.00	1,040.40	3.75	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%

Class R4	Actual	1,000.00	1,041.90	2.47	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.45	0.48%

Class R5	Actual	1,000.00	1,043.50	0.88	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.87	0.17%

Class R6	Actual	1,000.00	1,043.80	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 1	Actual	1,000.00	1,043.80	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).

2 The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Period ended	Aggressive	Growth	Balanced	Moderate	Conservative
12-31-13	0.69%–3.11%	0.63%–3.11%	0.62%–3.11%	0.62%–3.11%	0.62%–3.11%

14	Lifestyle Portfolios | Annual report

Portfolios’ investments

Investment companies

Underlying Funds’ Investment Managers

Allianz Life Insurance Company of New York	(Allianz)

Atlantis Investment Management
(Hong Kong) Ltd.	(Atlantis)

Baillie Gifford Overseas, Ltd.	(Baillie Gifford)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Investment Management
Americas Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Advisers, LLC	(Franklin)

Franklin Templeton Investments Corp.	(Franklin Templeton)

Templeton Investment Counsel, LLC	(Templeton)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management	(John Hancock)

Pacific Investment Management
Company LLC	(PIMCO)

QS Investors, Inc.	(QS Investors)

Rainier Investment Management, Inc.	(Rainier)

Robeco Investment Management, Inc.	(Robeco)

RS Investment Management Company LLC	(RS Investment)

Standard Life Investments
(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

Lifestyle Aggressive Portfolio
Securities owned by the portfolio on 12-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 95.2%

John Hancock Funds (G) 0.5%

Small Cap Core, Class NAV (Wellington) (I)	2,129,000	$21,737,090

John Hancock Funds II (G) 82.0%

All Cap Core, Class NAV (QS Investors)	10,740,970	140,814,122

Alpha Opportunities, Class NAV (Wellington)	22,266,556	282,785,261

Blue Chip Growth, Class NAV (T. Rowe Price)	6,730,939	226,967,263

Capital Appreciation, Class NAV (Jennison)	11,283,343	191,139,832

Capital Appreciation Value, Class NAV
(T. Rowe Price)	12,913,744	151,478,212

China Emerging Leaders, Class NAV (Atlantis)	6,727,149	59,938,896

Emerging Markets, Class NAV (DFA)	32,849,499	336,050,374

Equity-Income, Class NAV (T. Rowe Price)	9,131,813	183,823,386

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	3,131,399	40,708,186

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	11,220,450	145,865,850

Fundamental Value, Class NAV (Davis)	7,380,391	156,169,073

Global Equity, Class NAV (John Hancock1) (A)	4,179,298	46,306,619

Global Real Estate, Class NAV (Deutsche)	2,780,108	22,880,288

Health Sciences, Class NAV (T. Rowe Price)	4,775,285	81,036,583

International Growth Opportunities Fund,
Class NAV (Baillie Gifford)	5,569,576	78,531,016

International Growth Stock, Class NAV (Invesco)	7,844,279	105,662,443

International Small Cap, Class NAV
(Franklin Templeton)	4,691,062	88,473,426

International Small Company, Class NAV (DFA)	8,604,385	89,399,559

International Value, Class NAV (Templeton)	12,857,868	226,684,212

Mid Cap Stock, Class NAV (Wellington)	8,968,063	191,737,187

Mid Value, Class NAV (T. Rowe Price)	9,159,551	150,033,446

Mutual Shares, Class NAV (Franklin)	4,635,411	63,273,364

Natural Resources, Class NAV
(RS Investments/Wellington)	5,389,280	91,779,442

Real Estate Equity, Class NAV (T. Rowe Price)	2,359,054	22,670,511

Redwood, Class NAV (Allianz)	2,869,272	32,422,779

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	10,735,692	138,919,857

Small Cap Growth, Class NAV (Wellington)	3,400,439	36,350,696

Small Cap Opportunities, Class NAV (Invesco/DFA)	857,814	25,931,707

Small Cap Value, Class NAV (Wellington)	1,636,162	31,447,027

Small Company Growth, Class NAV (Invesco)	1,633,411	33,109,233

Small Company Value, Class NAV (T. Rowe Price)	1,256,859	47,232,751

Technical Opportunities, Class NAV (Wellington)	9,442,552	133,423,262

U.S. Equity, Class NAV (GMO)	5,593,724	71,543,726

Value, Class NAV (Invesco)	5,424,714	63,903,134

John Hancock Funds III (G) 12.2%

Disciplined Value, Class NAV (Robeco)	4,634,521	83,421,374

Global Shareholder Yield, Class NAV (Epoch)	4,071,789	47,232,751

International Core, Class NAV (GMO)	3,637,145	124,972,304

International Value Equity, Class NAV
(John Hancock1) (A)	7,493,712	68,717,338

Rainier Growth, Class NAV (Rainier)	2,542,755	70,205,465

Strategic Growth, Class NAV
(John Hancock1) (A)	10,964,212	169,945,292

John Hancock Investment Trust (G) 0.5%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)(I)	1,419,707	21,764,111

	Annual report | Lifestyle Portfolios	15
See notes to financial statements

Lifestyle Aggressive Portfolio (continued)

	Shares	Value

ALTERNATIVE 4.8%

John Hancock Funds (G) 1.9%

Financial Industries, Class NAV
(John Hancock1) (A)	4,393,692	$72,979,232

Seaport Fund, Class NAV (Wellington) (I)	1,360,396	13,671,977

John Hancock Funds II (G) 2.9%

Currency Strategies, Class NAV (First Quadrant)	9,665,807	90,085,317

Global Absolute Return Strategies, Class NAV
(Standard Life)	3,878,237	42,854,522

Total Investments (Lifestyle Aggressive Portfolio)
(Cost $3,400,601,658) 100.0%		$4,616,079,496

Other assets and liabilities, net 0.0%		856,086

TOTAL NET ASSETS 100.0%		$4,616,935,582

Percentages are based upon net assets.

Lifestyle Growth Portfolio
Securities owned by the portfolio on 12-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 81.0%

John Hancock Funds (G) 0.3%

Small Cap Core, Class NAV (Wellington) (I)	4,357,000	$44,484,970

John Hancock Funds II (G) 69.5%

All Cap Core, Class NAV (QS Investors)	25,221,090	330,648,483

Alpha Opportunities, Class NAV (Wellington)	55,341,787	702,840,695

Blue Chip Growth, Class NAV (T. Rowe Price)	18,374,636	619,592,724

Capital Appreciation, Class NAV (Jennison)	30,817,367	522,046,205

Capital Appreciation Value, Class NAV
(T. Rowe Price)	49,993,014	586,418,055

China Emerging Leaders, Class NAV (Atlantis)	14,926,735	132,997,207

Emerging Markets, Class NAV (DFA)	75,282,677	770,141,789

Equity-Income, Class NAV (T. Rowe Price)	24,618,611	495,572,645

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	10,752,239	139,779,112

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	29,498,703	383,483,141

Fundamental Value, Class NAV (Davis)	17,593,526	372,279,005

Global Equity, Class NAV (John Hancock1) (A)	10,784,412	119,491,286

Global Real Estate, Class NAV (Deutsche)	9,751,091	80,251,482

Health Sciences, Class NAV (T. Rowe Price)	12,672,859	215,058,419

International Growth Opportunities,
Class NAV (Baillie Gifford)	13,429,163	189,351,193

International Growth Stock, Class NAV (Invesco)	18,796,662	253,191,038

International Small Cap, Class NAV
(Franklin Templeton)	10,496,595	197,965,774

International Small Company, Class NAV (DFA)	19,757,497	205,280,396

International Value, Class NAV (Templeton)	30,602,312	539,518,764

Mid Cap Stock, Class NAV (Wellington)	22,955,273	490,783,734

Mid Value, Class NAV (T. Rowe Price)	23,448,448	384,085,575

Mutual Shares, Class NAV (Franklin)	12,435,148	169,739,768

Natural Resources, Class NAV
(RS Investments/Wellington)	12,031,955	204,904,201

Real Estate Equity, Class NAV (T. Rowe Price)	6,934,216	66,637,817

Redwood, Class NAV (Allianz)	8,783,508	99,253,640

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	28,191,857	364,802,632

Small Cap Growth, Class NAV (Wellington)	7,154,379	76,480,308

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,803,849	54,530,367

Small Cap Value, Class NAV (Wellington)	3,415,388	65,643,755

Small Company Growth, Class NAV (Invesco)	3,414,440	69,210,704

Small Company Value, Class NAV (T. Rowe Price)	2,676,607	100,586,900

Technical Opportunities, Class NAV (Wellington)	25,320,745	357,782,126

U.S. Equity, Class NAV (GMO)	23,843,956	304,964,203

Value, Class NAV (Invesco)	13,901,217	163,756,331

Lifestyle Growth Portfolio (continued)

	Shares	Value

John Hancock Funds III (G) 10.9%

Disciplined Value, Class NAV (Robeco)	12,587,035	$226,566,638

Global Shareholder Yield, Class NAV (Epoch)	17,451,324	202,435,356

International Core, Class NAV (GMO)	8,672,183	297,976,210

International Value Equity, Class NAV
(John Hancock1) (A)	17,654,407	161,890,912

Rainier Growth, Class NAV (Rainier)	6,975,795	192,601,691

Strategic Growth, Class NAV (John Hancock1) (A)	29,299,270	454,138,680

John Hancock Investment Trust (G) 0.3%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)(I)	3,084,821	47,290,313

FIXED INCOME 14.6%

John Hancock Funds (G) 1.2%

Focused High Yield Fund, Class NAV
(John Hancock1) (A)	37,588,679	145,468,189

Global Short Duration Fund, Class NAV
(John Hancock1) (A)	2,677,394	26,532,977

John Hancock Funds II (G) 13.4%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	17,949,240	179,492,403

Asia Total Return Bond, Class NAV
(John Hancock1) (A)	9,527,005	86,886,288

Emerging Markets Debt Fund, Class NAV
(John Hancock1) (A)	4,760,225	44,936,522

Floating Rate Income, Class NAV (WAMCO)	41,787,811	393,223,298

Global Bond, Class NAV (PIMCO) (I)	4,359,107	52,091,330

Global High Yield, Class NAV (Stone Harbor)	9,807,662	96,997,773

High Yield, Class NAV (WAMCO)	13,822,387	128,686,422

Real Return Bond, Class NAV (PIMCO)	5,829,988	65,354,162

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	16,012,710	162,368,881

Spectrum Income, Class NAV (T. Rowe Price)	13,587,127	146,876,839

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	21,715,687	234,312,260

Total Return, Class NAV (PIMCO)	13,227,148	179,492,403

U.S. High Yield Bond, Class NAV (Wells Capital)	9,440,552	115,552,354

ALTERNATIVE 4.4%

John Hancock Funds (G) 1.6%

Financial Industries, Class NAV (John Hancock1) (A)	11,298,725	187,671,817

Seaport Fund, Class NAV (Wellington) (I)	4,131,000	41,516,550

John Hancock Funds II (G) 2.8%

Currency Strategies, Class NAV (First Quadrant)	28,410,723	264,787,942

Global Absolute Return Strategies,
Class NAV (Standard Life)	11,790,615	130,286,290

Total Investments (Lifestyle Growth Portfolio)
(Cost $10,917,675,743) 100.0%	$14,138,988,944

Other assets and liabilities, net 0.0%		2,504,904

TOTAL NET ASSETS 100.0%		$14,141,493,848

Percentages are based upon net assets.

Lifestyle Balanced Portfolio
Securities owned by the portfolio on 12-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 61.1%

John Hancock Funds (G) 0.2%

Small Cap Core, Class NAV (Wellington) (I)	3,513,000	$35,867,730

John Hancock Funds II (G) 52.1%

All Cap Core, Class NAV (QS Investors)	13,502,863	177,022,534

Alpha Opportunities, Class NAV (Wellington)	35,946,457	456,520,005

Blue Chip Growth, Class NAV (T. Rowe Price)	14,346,925	483,778,303

Capital Appreciation, Class NAV (Jennison)	24,099,493	408,245,403

Capital Appreciation Value, Class NAV
(T. Rowe Price)	48,400,931	567,742,916

16	Lifestyle Portfolios | Annual report
See notes to financial statements

Lifestyle Balanced Portfolio (continued)

	Shares	Value

John Hancock Funds II (G) (continued)

China Emerging Leaders, Class NAV (Atlantis)	11,154,351	$99,385,265

Emerging Markets, Class NAV (DFA)	52,545,210	537,537,496

Equity-Income, Class NAV (T. Rowe Price)	19,314,494	388,800,771

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	10,484,183	136,294,373

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	23,277,150	302,602,949

Fundamental Value, Class NAV (Davis)	12,409,358	262,582,015

Global Equity, Class NAV (John Hancock1) (A)	10,105,276	111,966,460

Global Real Estate, Class NAV (Deutsche)	13,033,316	107,264,193

Health Sciences, Class NAV (T. Rowe Price)	11,367,555	192,907,414

International Growth Opportunities, Class NAV
(Baillie Gifford)	11,986,251	169,006,142

International Growth Stock, Class NAV (Invesco)	15,547,742	209,428,091

International Small Cap, Class NAV
(Franklin Templeton)	8,179,910	154,273,111

International Small Company, Class NAV (DFA)	15,290,257	158,865,771

International Value, Class NAV (Templeton)	25,750,510	453,981,491

Mid Cap Stock, Class NAV (Wellington)	16,392,650	350,474,857

Mid Value, Class NAV (T. Rowe Price)	16,799,673	275,178,647

Mutual Shares, Class NAV (Franklin)	9,681,942	132,158,503

Natural Resources, Class NAV
(RS Investments/Wellington)	12,160,253	207,089,108

Real Estate Equity, Class NAV (T. Rowe Price)	7,378,553	70,907,893

Redwood, Class NAV (Allianz)	9,429,503	106,553,379

Science & Technology, Class NAV
(T. Rowe Price/Allianz)	24,128,912	312,228,120

Small Cap Growth, Class NAV (Wellington)	5,758,824	61,561,824

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,442,930	43,619,767

Small Cap Value, Class NAV (Wellington)	2,889,524	55,536,658

Small Company Growth, Class NAV (Invesco)	2,730,099	55,339,097

Small Company Value, Class NAV (T. Rowe Price)	2,186,745	82,177,871

Technical Opportunities, Class NAV (Wellington)	15,973,575	225,706,619

U.S. Equity, Class NAV (GMO)	23,193,826	296,649,028

Value, Class NAV (Invesco)	10,884,372	128,217,899

John Hancock Funds III (G) 8.5%

Disciplined Value, Class NAV (Robeco)	9,798,346	176,370,222

Global Shareholder Yield, Class NAV (Epoch)	17,986,904	208,648,091

International Core, Class NAV (GMO)	7,154,400	245,825,177

International Value Equity, Class NAV
(John Hancock1) (A)	15,124,627	138,692,829

Rainier Growth, Class NAV (Rainier)	5,549,868	153,231,850

Strategic Growth, Class NAV (John Hancock1) (A)	22,873,214	354,534,819

John Hancock Investment Trust (G) 0.3%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)(I)	2,467,353	37,824,518

FIXED INCOME 34.3%

John Hancock Funds (G) 1.9%

Focused High Yield Fund, Class NAV
(John Hancock1) (A)	64,588,717	249,958,334

Global Short Duration Credit Fund, Class NAV
(John Hancock1) (A)	3,709,765	36,763,773

John Hancock Funds II (G) 32.4%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	54,179,498	541,794,977

Asia Total Return Bond, Class NAV
(John Hancock1) (A)	16,877,923	153,926,657

Core Bond, Class NAV (Wells Capital)	14,224,143	178,370,749

Emerging Markets Debt Fund, Class NAV
(John Hancock1) (A)	7,511,608	70,909,575

Floating Rate Income, Class NAV (WAMCO)	90,308,447	849,802,488

Global Bond, Class NAV (PIMCO) (I)	14,806,860	176,941,975

Global High Yield, Class NAV (Stone Harbor)	17,907,645	177,106,611

High Yield, Class NAV (WAMCO)	26,324,143	245,077,770

Investment Quality Bond, Class NAV (Wellington)	8,823,193	106,937,104

Real Return Bond, Class NAV (PIMCO)	12,719,251	142,582,806

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	45,224,324	458,574,645

Lifestyle Balanced Portfolio (continued)

	Shares	Value

John Hancock Funds II (G) (continued)

Spectrum Income, Class NAV (T. Rowe Price)	41,273,530	$446,166,860

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	48,755,430	526,071,085

Total Return, Class NAV (PIMCO)	39,925,938	541,794,977

U.S. High Yield Bond, Class NAV (Wells Capital)	17,782,417	217,656,786

ALTERNATIVE 4.6%

John Hancock Funds (G) 1.3%

Financial Industries, Class NAV
(John Hancock1) (A)	9,389,263	155,955,658

Seaport Fund, Class NAV (Wellington) (I)	3,658,000	36,762,900

John Hancock Funds II (G) 3.3%

Currency Strategies, Class NAV (First Quadrant)	34,429,152	320,879,700

Global Absolute Return Strategies, Class NAV
(Standard Life)	15,973,662	176,508,969

Total Investments (Lifestyle Balanced Portfolio)
(Cost $12,175,177,476) 100.0%	$14,943,143,608

Other assets and liabilities, net 0.0%		1,997,743

TOTAL NET ASSETS 100.0%		$14,945,141,351

Percentages are based upon net assets.

Lifestyle Moderate Portfolio
Securities owned by the portfolio on 12-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 40.4%

John Hancock Funds II (G) 35.3%

Alpha Opportunities, Class NAV (Wellington)	7,180,683	$91,194,678

Blue Chip Growth, Class NAV (T. Rowe Price)	3,353,680	113,086,073

Capital Appreciation, Class NAV (Jennison)	5,679,352	96,208,215

Capital Appreciation Value, Class NAV
(T. Rowe Price)	14,088,558	165,258,781

Emerging Markets, Class NAV (DFA)	10,208,970	104,437,765

Equity-Income, Class NAV (T. Rowe Price)	6,887,664	138,648,681

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	2,588,198	33,646,580

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	8,741,738	113,642,595

Fundamental Value, Class NAV (Davis)	3,254,206	68,858,995

Global Equity, Class NAV (John Hancock1) (A)	2,532,482	28,059,900

Global Real Estate, Class NAV (Deutsche)	2,805,404	23,088,474

International Growth Opportunities, Class NAV
(Baillie Gifford)	2,439,792	34,401,068

International Growth Stock, Class NAV (Invesco)	3,102,490	41,790,544

International Small Cap, Class NAV
(Franklin Templeton)	1,648,978	31,099,722

International Small Company, Class NAV (DFA)	2,993,236	31,099,722

International Value, Class NAV (Templeton)	5,544,415	97,748,042

Mid Cap Stock, Class NAV (Wellington)	3,368,588	72,020,410

Mid Value, Class NAV (T. Rowe Price)	4,766,389	78,073,451

Natural Resources, Class NAV
(RS Investments/Wellington)	2,746,124	46,766,500

Real Estate Equity, Class NAV (T. Rowe Price)	2,365,485	22,732,313

Redwood, Class NAV (Allianz)	3,624,647	40,958,510

Small Cap Growth, Class NAV (Wellington)	1,465,554	15,666,777

Small Cap Value, Class NAV (Wellington)	750,638	14,427,260

Small Company Growth, Class NAV (Invesco)	680,618	13,796,117

Small Company Value, Class NAV (T. Rowe Price)	570,855	21,452,746

U.S. Equity, Class NAV (GMO)	7,459,238	95,403,660

John Hancock Funds III (G) 5.1%

Global Shareholder Yield, Class NAV (Epoch)	4,273,491	49,572,490

International Core, Class NAV (GMO)	1,386,254	47,631,680

International Value Equity, Class NAV
(John Hancock1) (A)	3,015,598	27,653,031

	Annual report | Lifestyle Portfolios	17
See notes to financial statements

Lifestyle Moderate Portfolio (continued)

	Shares	Value

John Hancock Funds III (G) (continued)

Rainier Growth, Class NAV (Rainier)	1,369,776	$37,819,525

Strategic Growth, Class NAV
(John Hancock1) (A)	4,734,380	73,382,886

FIXED INCOME 54.8%

John Hancock Funds (G) 2.4%

Focused High Yield Fund, Class NAV
(John Hancock1) (A)	25,047,142	96,932,438

Global Short Duration Credit Fund, Class NAV
(John Hancock1) (A)	1,410,244	13,975,522

John Hancock Funds II (G) 52.4%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	35,260,537	352,605,374

Asia Total Return Bond, Class NAV
(John Hancock1) (A)	7,511,087	68,501,113

Core Bond, Class NAV (Wells Capital)	9,364,692	117,433,231

Emerging Markets Debt Fund, Class NAV
(John Hancock1) (A)	3,684,020	34,777,148

Floating Rate Income, Class NAV (WAMCO)	44,538,067	419,103,207

Global Bond, Class NAV (PIMCO) (I)	9,256,918	110,620,173

Global High Yield, Class NAV (Stone Harbor)	7,533,511	74,506,423

High Yield, Class NAV (WAMCO)	10,191,230	94,880,348

Investment Quality Bond, Class NAV (Wellington)	6,844,414	82,954,292

Real Return Bond, Class NAV (PIMCO)	5,511,023	61,778,565

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	18,367,393	186,245,365

Spectrum Income, Class NAV (T. Rowe Price)	16,359,209	176,843,052

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	19,824,535	213,906,737

Total Return, Class NAV (PIMCO)	25,973,293	352,457,582

U.S. High Yield Bond, Class NAV (Wells Capital)	6,819,554	83,471,343

ALTERNATIVE 4.8%

John Hancock Funds (G) 0.7%

Enduring Equity, Class NAV (Wellington)	2,339,153	23,765,793

Seaport Fund, Class NAV (Wellington) (I)	917,000	9,215,850

John Hancock Funds II (G) 4.1%

Currency Strategies, Class NAV (First Quadrant)	11,765,147	109,651,169

Global Absolute Return Strategies, Class NAV
(Standard Life)	7,033,630	77,721,611

Total Investments (Lifestyle Moderate Portfolio)
(Cost $4,081,213,234) 100.0%		$4,630,973,527

Other assets and liabilities, net 0.0%		1,164,754

TOTAL NET ASSETS 100.0%		$4,632,138,281

Percentages are based upon net assets.

Lifestyle Conservative Portfolio
Securities owned by the portfolio on 12-31-13

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 19.6%

John Hancock Funds II (G) 18.5%

Blue Chip Growth, Class NAV (T. Rowe Price)	3,167,576	$106,810,675

Capital Appreciation Value, Class NAV
(T. Rowe Price)	6,676,949	78,320,614

Emerging Markets, Class NAV (DFA)	3,345,812	34,227,657

Equity-Income, Class NAV (T. Rowe Price)	4,032,914	81,182,552

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	1,372,979	17,848,723

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	895,188	11,637,440

Fundamental Value, Class NAV (Davis)	2,487,184	52,628,822

Global Equity, Class NAV (John Hancock1) (A)	1,640,844	18,180,547

Global Real Estate, Class NAV (Deutsche)	2,214,537	18,225,640

International Growth Stock, Class NAV (Invesco)	2,050,923	27,625,938

International Value, Class NAV (Templeton)	3,474,403	61,253,721

Lifestyle Conservative Portfolio (continued)

	Shares	Value

John Hancock Funds II (G) (continued)

Mid Cap Stock, Class NAV (Wellington)	1,280,412	$27,375,211

Mid Value, Class NAV (T. Rowe Price)	1,175,141	19,248,813

Natural Resources, Class NAV
(RS Investments/Wellington)	1,071,888	18,254,258

Real Estate Equity, Class NAV (T. Rowe Price)	1,878,647	18,053,795

Redwood, Class NAV (Allianz)	2,887,902	32,633,293

Small Cap Growth, Class NAV (Wellington)	852,002	9,107,902

Small Company Value, Class NAV (T. Rowe Price)	255,175	9,589,479

U.S. Equity, Class NAV (GMO)	3,821,891	48,881,991

John Hancock Funds III (G) 1.1%

Global Shareholder Yield, Class NAV (Epoch)	2,153,105	24,976,014

International Core, Class NAV (GMO)	536,010	18,417,292

FIXED INCOME 73.2%

John Hancock Funds (G) 2.2%

Focused High Yield Fund, Class NAV
(John Hancock1) (A)	17,934,976	69,408,358

Global Short Duration Credit Fund, Class NAV
(John Hancock1) (A)	1,341,092	13,290,223

John Hancock Funds II (G) 71.0%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	36,237,059	362,370,590

Asia Total Return Bond, Class NAV
(John Hancock1) (A)	7,008,351	63,916,161

Core Bond, Class NAV (Wells Capital)	12,532,573	157,158,467

Emerging Markets Debt Fund, Class NAV
(John Hancock1) (A)	3,980,655	37,577,384

Floating Rate Income, Class NAV (WAMCO)	43,383,054	408,234,538

Global Bond, Class NAV (PIMCO) (I)	10,167,615	121,502,996

Global High Yield, Class NAV (Stone Harbor)	4,665,857	46,145,326

High Yield, Class NAV (WAMCO)	7,070,830	65,829,430

Investment Quality Bond, Class NAV (Wellington)	15,565,168	188,649,836

Real Return Bond, Class NAV (PIMCO)	8,950,118	100,330,823

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	16,938,653	171,757,944

Short Term Government Income, Class NAV
(John Hancock1) (A)	15,513,265	151,254,337

Spectrum Income, Class NAV (T. Rowe Price)	15,400,666	166,481,195

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	18,321,296	197,686,788

Total Return, Class NAV (PIMCO)	26,579,840	360,688,429

U.S. High Yield Bond, Class NAV (Wells Capital)	4,600,572	56,311,004

ALTERNATIVE 7.2%

John Hancock Funds (G) 2.3%

Enduring Equity, Class NAV (Wellington)	7,665,778	77,884,305

Seaport Fund, Class NAV (Wellington) (I)	751,000	7,547,550

John Hancock Funds II (G) 4.9%

Currency Strategies, Class NAV (First Quadrant)	10,113,841	94,261,000

Global Absolute Return Strategies, Class NAV
(Standard Life)	7,924,301	87,563,531

Total Investments (Lifestyle Conservative Portfolio)
(Cost $3,457,122,977) 100.0%		$3,740,330,592

Other assets and liabilities, net 0.0%		64,959

TOTAL NET ASSETS 100.0%		$3,740,395,551

Percentages are based upon net assets.

Footnote Legend:

[1]	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(A)	The subadvisor is an affiliate of the advisor.
(G)	The underlying fund’s subadvisor is shown parenthetically.
(I)	Non-income producing.

18	Lifestyle Portfolios | Annual report
See notes to financial statements

FINANCIAL  STATEMENTS

Financial statements

Statements of assets and liabilities 12-31-13

These Statements of assets and liabilities are the portfolios’ balance sheets. They show the value of what each portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced

Assets

Investments in affiliated underlying funds, at value	$4,616,079,496	$14,138,988,944	$14,943,143,608
Cash	1,210	4,735	4,446
Receivable for investments sold	28,226,151	68,425,291	67,816,550
Receivable for fund shares sold	2,067,226	6,347,076	7,256,762
Dividends and interest receivable	19,547	5,517,039	11,601,304
Receivable due from advisor	547	316	119
Other assets	80,886	113,720	128,449
Total assets	4,646,475,063	14,219,397,121	15,029,951,238

Liabilities

Payable for investments purchased	—	5,622,619	11,892,054
Payable for fund shares repurchased	29,324,433	71,634,563	72,212,900
Distributions payable	—	551	130
Payable to affiliates: Accounting and legal services fees	83,513	258,509	273,965
Transfer agent fees	57,966	226,141	262,396
Trustees’ fees	1,666	5,148	5,599
Distribution and service fees	13,789	37,097	51,744
Other liabilities and accrued expenses	58,114	118,645	111,099
Total liabilities	29,539,481	77,903,273	84,809,887

Net assets	$4,616,935,582	$14,141,493,848	$14,945,141,351

Net assets consist of

Paid-in capital	$3,643,652,995	$11,468,827,200	$12,829,562,722
Accumulated undistributed net realized gain (loss) on investments	(242,195,251)	(548,646,553)	(652,387,503)
Net unrealized appreciation (depreciation) on investments	1,215,477,838	3,221,313,201	2,767,966,132
Net assets	$4,616,935,582	$14,141,493,848	$14,945,141,351
Investments in affiliated underlying funds, at cost	$3,400,601,658	$10,917,675,743	$12,175,177,476

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A:[1] Net assets	$336,962,960	$1,273,705,395	$1,460,645,600
Shares outstanding	21,135,370	79,140,240	95,095,022
Net asset value and redemption price per share	$15.94	$16.09	$15.36
Class B:[1] Net assets	$26,872,786	$118,984,292	$115,812,624
Shares outstanding	1,681,407	7,372,795	7,544,169
Net asset value, offering price and redemption price per share	$15.98	$16.14	$15.35
Class C:[1] Net assets	$159,447,596	$646,108,313	$767,036,043
Shares outstanding	9,973,312	40,072,397	49,907,990
Net asset value, offering price and redemption price per share	$15.99	$16.12	$15.37
Class R1: Net assets	$10,325,721	$22,964,832	$19,182,143
Shares outstanding	646,010	1,421,598	1,253,407
Net asset value, offering price and redemption price per share	$15.98	$16.15	$15.30
Class R2: Net assets	$2,329,120	$8,661,349	$5,320,983
Shares outstanding	146,712	540,734	347,912
Net asset value, offering price and redemption price per share	$15.88	$16.02	$15.29
Class R3: Net assets	$8,746,144	$23,763,646	$34,894,979
Shares outstanding	549,249	1,477,884	2,276,664
Net asset value, offering price and redemption price per share	$15.92	$16.08	$15.33
Class R4: Net assets	$7,682,493	$23,642,267	$77,420,361
Shares outstanding	483,142	1,470,528	5,050,384
Net asset value, offering price and redemption price per share	$15.90	$16.08	$15.33
Class R5: Net assets	$11,191,307	$37,160,184	$41,173,281
Shares outstanding	703,134	2,308,788	2,682,676
Net asset value, offering price and redemption price per share	$15.92	$16.10	$15.35
Class R6: Net assets	$5,395,175	$19,058,587	$21,165,438
Shares outstanding	339,551	1,189,152	1,384,682
Net asset value, offering price and redemption price per share	$15.89	$16.03	$15.29
Class 1: Net assets	$4,047,982,280	$11,766,359,940	$12,284,421,135
Shares outstanding	254,911,600	733,937,440	803,954,602
Net asset value, offering price and redemption price per share	$15.88	$16.03	$15.28
Class 5: Net assets	—	$201,085,043	$118,068,764
Shares outstanding	—	12,557,201	7,724,069
Net asset value, offering price and redemption price per share	—	$16.01	$15.29

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.78	$16.94	$16.17

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

	Annual report | Lifestyle Portfolios	19
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 12-31-13

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative

Assets

Investments in affiliated underlying funds, at value	$4,630,973,527	$3,740,330,592
Cash	2,401	3,404
Receivable for investments sold	15,748,185	14,475,747
Receivable for fund shares sold	3,489,522	1,464,683
Dividends and interest receivable	5,065,600	4,671,850
Receivable due from advisor	4,509	6,159
Other assets	88,432	98,268
Total assets	4,655,372,176	3,761,050,703

Liabilities

Payable for investments purchased	5,197,226	4,790,392
Payable for fund shares repurchased	17,757,287	15,600,388
Distributions payable	295	99
Payable to affiliates: Accounting and legal services fees	86,469	73,088
Transfer agent fees	107,811	105,513
Trustees’ fees	1,853	1,828
Distribution and service fees	15,734	14,182
Other liabilities and accrued expenses	67,220	69,662
Total liabilities	23,233,895	20,655,152

Net assets	$4,632,138,281	$3,740,395,551

Net assets consist of

Paid-in capital	$4,090,570,318	$3,455,179,196
Accumulated undistributed net realized gain (loss) on investments	(8,192,330)	2,008,740
Net unrealized appreciation (depreciation) on investments	549,760,293	283,207,615
Net assets	$4,632,138,281	$3,740,395,551
Investments in affiliated underlying funds, at cost	$4,081,213,234	$3,457,122,977

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A:[1] Net assets	$550,653,364	$530,175,800
Shares outstanding	38,523,068	38,758,578
Net asset value and redemption price per share	$14.29	$13.68
Class B:[1] Net assets	$45,454,569	$46,985,420
Shares outstanding	3,182,082	3,433,486
Net asset value, offering price and redemption price per share	$14.28	$13.68
Class C:[1] Net assets	$365,602,986	$354,797,829
Shares outstanding	25,574,746	25,941,901
Net asset value, offering price and redemption price per share	$14.30	$13.68
Class R1: Net assets	$10,290,557	$8,720,862
Shares outstanding	720,393	637,630
Net asset value, offering price and redemption price per share	$14.28	$13.68
Class R2: Net assets	$2,472,171	$1,631,052
Shares outstanding	173,444	119,346
Net asset value, offering price and redemption price per share	$14.25	$13.67
Class R3: Net assets	$11,431,621	$11,238,668
Shares outstanding	801,180	823,182
Net asset value, offering price and redemption price per share	$14.27	$13.65
Class R4: Net assets	$12,722,279	$8,987,760
Shares outstanding	892,986	657,947
Net asset value, offering price and redemption price per share	$14.25	$13.66
Class R5: Net assets	$12,893,369	$14,746,308
Shares outstanding	904,313	1,078,513
Net asset value, offering price and redemption price per share	$14.26	$13.67
Class R6: Net assets	$10,763,336	$4,803,548
Shares outstanding	755,753	351,851
Net asset value, offering price and redemption price per share	$14.24	$13.65
Class 1: Net assets	$3,562,116,135	$2,758,308,304
Shares outstanding	249,841,085	201,998,012
Net asset value, offering price and redemption price per share	$14.26	$13.66
Class 5: Net assets	$47,737,894	—
Shares outstanding	3,351,384	—
Net asset value, offering price and redemption price per share	$14.24	—

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.04	$14.40

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

20	Lifestyle Portfolios | Annual report
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the year ended 12-31-13

These Statements of operations summarize the portfolios’ investment income earned and expenses directly incurred in operating each portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced	Moderate	Conservative

Investment income

Income distributions received from affiliated
underlying funds	$43,454,997	$204,820,225	$298,679,643	$118,802,016	$113,709,633
Other	1,222	2,350	1,128	—	—
Total investment income	43,456,219	204,822,575	298,680,771	118,802,016	113,709,633

Expenses

Investment management fees	2,008,152	6,148,679	6,543,156	1,948,605	1,700,211
Distribution and service fees	4,543,390	15,891,556	18,103,811	7,145,540	7,209,842
Transfer agent fees	712,334	2,762,967	3,225,613	1,346,740	1,449,502
Accounting and legal services fees	536,977	1,655,751	1,778,883	573,260	505,485
State registration fees	113,185	172,891	197,339	157,632	165,160
Professional fees	85,564	177,073	190,307	91,706	87,843
Printing and postage	39,688	125,773	119,329	55,907	57,458
Custodian fees	12,001	12,001	12,001	12,001	12,001
Trustees’ fees	44,250	137,175	148,600	47,926	43,192
Registration and filing fees	25,329	25,320	45,008	36,311	49,369
Expense recapture	11,511	303	61	65	—
Other	28,334	71,388	76,482	30,607	27,826
Total expenses before reductions	8,160,715	27,180,877	30,440,590	11,446,300	11,307,889

Net expense reductions	(349,141)	(890,740)	(878,775)	(155,898)	(155,484)
Total expenses	7,811,574	26,290,137	29,561,815	11,290,402	11,152,405

Net investment income (loss)	35,644,645	178,532,438	269,118,956	107,511,614	102,557,228

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	165,135,143	444,409,752	358,162,208	77,681,546	53,882,764
Capital gain distributions received from affiliated
underlying funds	203,569,697	578,571,690	503,780,248	121,714,435	52,254,139
	368,704,840	1,022,981,442	861,942,456	199,395,981	106,136,903
Change in net unrealized appreciation
(depreciation) of
Investments in affiliated underlying funds	578,414,860	1,414,701,976	963,605,452	134,909,315	(22,161,643)
Net realized and unrealized gain (loss)	947,119,700	2,437,683,418	1,825,547,908	334,305,296	83,975,260

Increase (decrease) in net assets
from operations	$982,764,345	$2,616,215,856	$2,094,666,864	$441,816,910	$186,532,488

	Annual report | Lifestyle Portfolios	21
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the portfolios’ net assets have changed during the last two periods. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Lifestyle Aggressive		Lifestyle Growth
	Year Ended 12-31-13	Year Ended 12-31-12	Year Ended 12-31-13	Year Ended 12-31-12

Increase (decrease) in net assets

From operations
Net investment income (loss)	$35,644,645	$36,836,695	$178,532,438	$181,449,624
Net realized gain (loss)	368,704,840	116,364,569	1,022,981,442	351,493,880
Change in net unrealized appreciation (depreciation)	578,414,860	407,908,728	1,414,701,976	1,108,277,322
Increase (decrease) in net assets resulting	982,764,345	561,109,992	2,616,215,856	1,641,220,826
from operations

Distributions to shareholders

From net investment income
Class A	(1,829,862)	(1,426,449)	(13,356,130)	(10,466,105)
Class B	—	—	(380,853)	(544,450)
Class C	—	—	(2,125,033)	(2,485,677)
Class R1	(12,551)	(25,162)	(154,920)	(179,049)
Class R2	(9,861)	(584)	(79,681)	(1,195)
Class R3	(17,687)	(32,965)	(181,436)	(179,360)
Class R4	(40,346)	(56,166)	(258,741)	(263,146)
Class R5	(81,440)	(78,266)	(487,021)	(480,706)
Class R6	(46,494)	(22,535)	(261,721)	(56,542)
Class 1	(35,154,943)	(35,346,570)	(163,090,608)	(164,805,425)
Class 5	—	—	(2,858,963)	(2,351,186)
From net realized gain
Class A	(5,116,141)	(1,090,597)	(16,666,435)	(4,053,265)
Class B	(347,082)	(79,362)	(1,570,541)	(493,776)
Class C	(2,164,511)	(462,271)	(8,521,014)	(2,212,540)
Class R1	(156,956)	(40,909)	(296,805)	(87,024)
Class R2	(35,636)	(476)	(114,185)	(479)
Class R3	(140,301)	(46,474)	(320,115)	(85,296)
Class R4	(116,571)	(38,683)	(307,031)	(90,259)
Class R5	(170,063)	(39,818)	(489,670)	(143,388)
Class R6	(82,241)	(9,914)	(249,329)	(15,876)
Class 1	(62,184,875)	(15,550,928)	(155,368,856)	(46,274,429)
Class 5	—	—	(2,636,727)	(641,401)

Total distributions	(107,707,561)	(54,348,129)	(369,775,815)	(235,910,574)

From portfolio share transactions	(55,880,079)	(246,993,721)	71,568,089	(399,018,075)

Total increase	819,176,705	259,768,142	2,318,008,130	1,006,292,177

Net assets

Beginning of year	3,797,758,877	3,537,990,735	11,823,485,718	10,817,193,541

End of year	$4,616,935,582	$3,797,758,877	$14,141,493,848	$11,823,485,718

Undistributed net investment income (loss)	—	—	—	—

22	Lifestyle Portfolios |Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifestyle Balanced		Lifestyle Moderate
	Year Ended 12-31-13	Year Ended 12-31-12	Year Ended 12-31-13	Year Ended 12-31-12

Increase (decrease) in net assets

From operations
Net investment income (loss)	$269,118,956	$276,162,385	$107,511,614	$110,726,829
Net realized gain (loss)	861,942,456	287,199,896	199,395,981	88,903,673
Change in net unrealized appreciation	963,605,452	1,030,528,139	134,909,315	261,491,409
(depreciation)
Increase (decrease) in net assets resulting	2,094,666,864	1,593,890,420	441,816,910	461,121,911
from operations

Distributions to shareholders

From net investment income
Class A	(21,376,136)	(17,759,117)	(10,758,926)	(8,731,847)
Class B	(961,209)	(1,169,470)	(615,216)	(700,988)
Class C	(6,453,447)	(6,391,268)	(4,876,047)	(4,597,803)
Class R1	(226,393)	(266,292)	(173,924)	(177,204)
Class R2	(64,137)	(1,816)	(38,097)	(2,375)
Class R3	(474,210)	(592,809)	(202,575)	(211,712)
Class R4	(1,301,359)	(1,356,479)	(282,178)	(254,303)
Class R5	(777,921)	(889,211)	(287,371)	(312,381)
Class R6	(345,883)	(65,425)	(199,116)	(18,232)
Class 1	(240,212,611)	(246,402,108)	(90,626,992)	(94,937,676)
Class 5	(2,223,201)	(1,790,407)	(1,174,103)	(1,015,929)
From net realized gain
Class A	(13,910,498)	(5,017,754)	(3,542,509)	(2,228,251)
Class B	(1,109,045)	(519,957)	(294,845)	(250,939)
Class C	(7,326,092)	(2,801,537)	(2,368,701)	(1,611,104)
Class R1	(185,331)	(85,281)	(66,525)	(53,353)
Class R2	(50,816)	(507)	(16,001)	(584)
Class R3	(343,479)	(179,741)	(76,008)	(57,754)
Class R4	(741,492)	(341,854)	(84,389)	(61,612)
Class R5	(393,895)	(189,156)	(85,285)	(53,383)
Class R6	(202,606)	(21,516)	(69,977)	(8,247)
Class 1	(118,365,069)	(53,477,967)	(23,163,384)	(19,188,839)
Class 5	(1,128,595)	(404,478)	(308,248)	(216,562)

Total distributions	(418,173,425)	(339,724,150)	(139,310,417)	(134,691,078)

From portfolio share transactions	316,441,678	375,745,437	102,689,663	215,103,733

Total increase	1,992,935,117	1,629,911,707	405,196,156	541,534,566

Net assets

Beginning of year	12,952,206,234	11,322,294,527	4,226,942,125	3,685,407,559

End of year	$14,945,141,351	$12,952,206,234	$4,632,138,281	$4,226,942,125

Undistributed net investment income (loss)	—	—	—	—

	Annual report | Lifestyle Portfolios	23
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifestyle Conservative
	Year Ended 12-31-13	Year Ended 12-31-12

Increase (decrease) in net assets

From operations
Net investment income (loss)	$102,557,228	$113,727,389
Net realized gain (loss)	106,136,903	54,728,458
Change in net unrealized appreciation	(22,161,643)	185,828,952
(depreciation)
Increase in net assets resulting from	186,532,488	354,284,799
operations
	1
Distributions to shareholders

From net investment income
Class A	(12,659,360)	(11,673,446)
Class B	(813,589)	(916,465)
Class C	(6,135,530)	(6,368,376)
Class R1	(183,436)	(189,440)
Class R2	(29,444)	(2,752)
Class R3	(255,650)	(268,491)
Class R4	(237,534)	(252,422)
Class R5	(419,211)	(456,826)
Class R6	(114,023)	(31,303)
Class 1	(83,143,027)	(93,810,074)
From net realized gain
Class A	(1,722,677)	(2,813,285)
Class B	(153,456)	(290,353)
Class C	(1,158,964)	(2,009,193)
Class R1	(28,299)	(54,987)
Class R2	(5,296)	(622)
Class R3	(37,573)	(66,658)
Class R4	(29,650)	(48,823)
Class R5	(47,914)	(89,119)
Class R6	(15,631)	(9,255)
Class 1	(9,032,983)	(18,514,941)

Total distributions	(116,223,247)	(137,866,831)

From portfolio share transactions	(320,084,684)	474,723,107

Total increase (decrease)	(249,775,443)	691,141,075

Net assets

Beginning of year	3,990,170,994	3,299,029,919

End of year	$3,740,395,551	$3,990,170,994

Undistributed net investment income (loss)	—	—

24	Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

These Financial highlights show how each portfolio’s net asset value for a share has changed since the end of the previous period.

Lifestyle Aggressive

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2013	12.95	0.09	3.24	3.33	(0.09)	(0.25)	—	(0.34)	15.94	25.70	0.54	0.52	0.58	337	21
12-31-2012	11.30	0.08	1.71	1.79	(0.08)	(0.06)	—	(0.14)	12.95	15.83	0.58	0.57	0.66	239	21
12-31-2011	12.34	0.05	(0.92)	(0.87)	(0.05)	(0.12)	—	(0.17)	11.30	(7.09)	0.58	0.58	0.39	200	25
12-31-2010	10.82	0.04	1.64	1.68	(0.04)	(0.12)	—	(0.16)	12.34	15.50	0.62[6,15]	0.61	0.34	185	19
12-31-2009	8.02	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.82	36.04	0.72	0.65	0.70	138	23

CLASS B

12-31-2013	12.98	(0.05)	3.26	3.21	—	(0.21)	—	(0.21)	15.98	24.73	1.32[6]	1.32	(0.33)	27	21
12-31-2012	11.33	(0.02)	1.71	1.69	—	(0.04)	—	(0.04)	12.98	14.94	1.37[6,15]	1.35	(0.18)	24	21
12-31-2011	12.37	(0.05)	(0.92)	(0.97)	—	(0.07)	—	(0.07)	11.33	(7.83)	1.38[6,15]	1.35	(0.45)	23	25
12-31-2010	10.86	(0.05)	1.64	1.59	—	(0.08)	—	(0.08)	12.37	14.61	1.40[6,15]	1.35	(0.46)	24	19
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09	1.60	1.35	(0.15)	22	23

CLASS C

12-31-2013	12.98	(0.02)	3.25	3.23	—	(0.22)	—	(0.22)	15.99	24.90	1.24	1.23	(0.17)	159	21
12-31-2012	11.33	(0.01)	1.71	1.70	—	(0.05)	—	(0.05)	12.98	15.00	1.28	1.27	(0.11)	121	21
12-31-2011	12.37	(0.04)	(0.92)	(0.96)	—	(0.08)	—	(0.08)	11.33	(7.76)	1.29	1.28	(0.36)	112	25
12-31-2010	10.86	(0.04)	1.63	1.59	—	(0.08)	—	(0.08)	12.37	14.61	1.34[6,15]	1.33	(0.39)	111	19
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09	1.43	1.35	(0.14)	89	23

CLASS R1

12-31-2013	12.98	0.01	3.26	3.27	(0.02)	(0.25)	—	(0.27)	15.98	25.18	0.95	0.94	0.10	10	21
12-31-2012	11.33	0.02	1.73	1.75	(0.04)	(0.06)	—	(0.10)	12.98	15.42	0.97	0.96	0.19	9	21
12-31-2011	12.38	(0.02)	(0.91)	(0.93)	—	(0.12)	—	(0.12)	11.33	(7.49)	0.99	0.98	(0.14)	8	25
12-31-2010	10.87	—[7]	1.63	1.63	—	(0.12)	—	(0.12)	12.38	14.99	0.96[6,15]	0.96	(0.03)	8	19
12-31-2009	8.05	0.08	2.79	2.87	(0.01)	(0.04)	—	(0.05)	10.87	35.66	1.16	1.05	0.81	6	23

CLASS R2

12-31-2013	12.89	0.13	3.18	3.31	(0.07)	(0.25)	—	(0.32)	15.88	25.66	1.59	0.62	0.89	2	21
12-31-2012[8]	12.49	0.09	0.44	0.53	(0.07)	(0.06)	—	(0.13)	12.89	4.27[9]	16.29[10]	0.62[10]	0.69[9]	—[11]	21[12]

CLASS R3

12-31-2013	12.93	—[7]	3.27	3.27	(0.03)	(0.25)	—	(0.28)	15.92	25.29	0.85	0.85	0.02	9	21
12-31-2012	11.28	0.03	1.72	1.75	(0.04)	(0.06)	—	(0.10)	12.93	15.53	0.88	0.88	0.27	10	21
12-31-2011	12.33	(0.01)	(0.90)	(0.91)	(0.02)	(0.12)	—	(0.14)	11.28	(7.41)	0.87	0.87	(0.06)	10	25
12-31-2010	10.82	0.01	1.63	1.64	(0.01)	(0.12)	—	(0.13)	12.33	15.21	0.85	0.84	0.06	12	19
12-31-2009	8.03	0.03	2.83	2.86	(0.03)	(0.04)	—	(0.07)	10.82	35.59	0.95	0.95	0.31	10	23

CLASS R4

12-31-2013	12.91	0.07	3.25	3.32	(0.08)	(0.25)	—	(0.33)	15.90	25.76	0.59	0.48	0.45	8	21
12-31-2012	11.27	0.06	1.73	1.79	(0.09)	(0.06)	—	(0.15)	12.91	15.86	0.59	0.53	0.52	8	21
12-31-2011	12.32	0.04	(0.92)	(0.88)	(0.05)	(0.12)	—	(0.17)	11.27	(7.13)	0.61	0.61	0.33	8	25
12-31-2010	10.81	0.04	1.64	1.68	(0.05)	(0.12)	—	(0.17)	12.32	15.56	0.55	0.55	0.34	8	19
12-31-2009	8.01	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.81	36.09	0.62	0.62	0.68	9	23

CLASS R5

12-31-2013	12.92	0.12	3.25	3.37	(0.12)	(0.25)	—	(0.37)	15.92	26.08	0.25	0.25	0.81	11	21
12-31-2012	11.27	0.08	1.75	1.83	(0.12)	(0.06)	—	(0.18)	12.92	16.22	0.27	0.26	0.62	9	21
12-31-2011	12.31	0.08	(0.91)	(0.83)	(0.09)	(0.12)	—	(0.21)	11.27	(6.76)	0.26	0.25	0.67	12	25
12-31-2010	10.80	0.08	1.63	1.71	(0.08)	(0.12)	—	(0.20)	12.31	15.84	0.26	0.25	0.68	11	19
12-31-2009	8.00	0.09	2.83	2.92	(0.08)	(0.04)	—	(0.12)	10.80	36.51	0.32	0.32	0.97	10	23

	Annual report | Lifestyle Portfolios	25
See notes to financial statements

Financial highlights

Continued

Lifestyle Aggressive continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R6

12-31-2013	12.89	0.18	3.21	3.39	(0.14)	(0.25)	—	(0.39)	15.89	26.30	0.38	0.11	1.26	5	21
12-31-2012	11.24	0.36	1.49	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43	2.57	0.11	2.88	2	21
12-31-2011[13]	11.68	0.11	(0.33)	(0.22)	(0.10)	(0.12)	—	(0.22)	11.24	(1.87)[9]	16.56[10]	0.11[10]	0.95[10]	—[11]	25[14]

CLASS 1

12-31-2013	12.89	0.13	3.25	3.38	(0.14)	(0.25)	—	(0.39)	15.88	26.23	0.11	0.11	0.91	4,048	21
12-31-2012	11.24	0.13	1.72	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43	0.12	0.11	1.05	3,375	21
12-31-2011	12.28	0.10	(0.92)	(0.82)	(0.10)	(0.12)	—	(0.22)	11.24	(6.66)	0.11	0.11	0.78	3,164	25
12-31-2010	10.77	0.09	1.63	1.72	(0.09)	(0.12)	—	(0.21)	12.28	16.01	0.12	0.11	0.79	3,499	19
12-31-2009	7.98	0.10	2.83	2.93	(0.10)	(0.04)	—	(0.14)	10.77	36.70	0.11	0.11	1.11	3,052	23

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.69%–3.11%, 0.73%–1.48%, 0.48%–1.40%, 0.48%–1.39% and 0.49%–1.40% for
the years ended 12-31-13, 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively.
6 Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.04% of average net assets for Class B shares. 12-31-12: 0.04% of average net as-
sets for Class B shares. 12-31-11: 0.05% of average net assets for Class B shares. 12-31-10: 0.03%, 0.03%, 0.05% and 0.05% of average net assets for Class A, Class B,
Class C and Class R1 shares, respectively.
7 Less than $0.005 per share.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 Less than $500,000.
12 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
13 The inception date for Class R6 shares is 9-1-11.
14 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.
15 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

Lifestyle Growth

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2013	13.53	0.17	2.78	2.95	(0.17)	(0.22)	—	(0.39)	16.09	21.81	0.53	0.52	1.13	1,274	20
12-31-2012	11.96	0.17	1.62	1.79	(0.16)	(0.06)	—	(0.22)	13.53	15.01	0.57	0.56	1.28	890	23
12-31-2011	12.89	0.15	(0.83)	(0.68)	(0.14)	(0.11)	—	(0.25)	11.96	(5.30)	0.58	0.57	1.14	699	24
12-31-2010	11.50	0.19	1.51	1.70	(0.18)	(0.13)	—	(0.31)	12.89	14.77	0.56	0.55	1.58	593	19
12-31-2009	8.73	0.21	2.81	3.02	(0.21)	(0.04)	—	(0.25)	11.50	34.54	0.64	0.62	2.17	417	26

CLASS B

12-31-2013	13.57	0.04	2.80	2.84	(0.05)	(0.22)	—	(0.27)	16.14	20.93	1.24	1.24	0.29	119	20
12-31-2012	12.00	0.06	1.64	1.70	(0.07)	(0.06)	—	(0.13)	13.57	14.18	1.28	1.28	0.50	108	23
12-31-2011	12.92	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	12.00	(5.91)	1.31[6,14]	1.30	0.37	93	24
12-31-2010	11.54	0.08	1.51	1.59	(0.08)	(0.13)	—	(0.21)	12.92	13.81	1.36[6,14]	1.35	0.69	89	19
12-31-2009	8.77	0.13	2.81	2.94	(0.13)	(0.04)	—	(0.17)	11.54	33.53	1.48	1.35	1.32	75	26

26	Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Growth continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS C

12-31-2013	13.56	0.06	2.77	2.83	(0.05)	(0.22)	—	(0.27)	16.12	20.88	1.23	1.23	0.39	646	20
12-31-2012	11.99	0.07	1.63	1.70	(0.07)	(0.06)	—	(0.13)	13.56	14.21	1.27	1.26	0.52	485	23
12-31-2011	12.91	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	11.99	(5.90)	1.28	1.27	0.38	422	24
12-31-2010	11.53	0.10	1.51	1.61	(0.10)	(0.13)	—	(0.23)	12.91	13.93	1.25	1.25	0.84	404	19
12-31-2009	8.76	0.14	2.81	2.95	(0.14)	(0.04)	—	(0.18)	11.53	33.63	1.35	1.34	1.37	305	26

CLASS R1

12-31-2013	13.58	0.10	2.80	2.90	(0.11)	(0.22)	—	(0.33)	16.15	21.36	0.88	0.88	0.69	23	20
12-31-2012	12.01	0.13	1.63	1.76	(0.13)	(0.06)	—	(0.19)	13.58	14.67	0.87	0.86	0.97	19	23
12-31-2011	12.95	0.09	(0.81)	(0.72)	(0.11)	(0.11)	—	(0.22)	12.01	(5.59)	0.92	0.92	0.70	16	24
12-31-2010	11.57	0.15	1.50	1.65	(0.14)	(0.13)	—	(0.27)	12.95	14.28	0.87	0.86	1.24	15	19
12-31-2009	8.77	0.25	2.75	3.00	(0.16)	(0.04)	—	(0.20)	11.57	34.15	1.02	1.02	2.45	11	26

CLASS R2

12-31-2013	13.47	0.26	2.66	2.92	(0.15)	(0.22)	—	(0.37)	16.02	21.67	0.90[6]	0.62	1.72	9	20
12-31-2012[7]	13.05	0.16	0.48	0.64	(0.16)	(0.06)	—	(0.22)	13.47	4.90[8]	16.20[9]	0.62[9]	1.21[8]	—[10]	23[11]

CLASS R3

12-31-2013	13.52	0.12	2.78	2.90	(0.12)	(0.22)	—	(0.34)	16.08	21.45	0.79	0.79	0.79	24	20
12-31-2012	11.95	0.11	1.65	1.76	(0.13)	(0.06)	—	(0.19)	13.52	14.77	0.81	0.81	0.83	19	23
12-31-2011	12.88	0.10	(0.81)	(0.71)	(0.11)	(0.11)	—	(0.22)	11.95	(5.50)	0.81	0.81	0.80	22	24
12-31-2010	11.50	0.15	1.51	1.66	(0.15)	(0.13)	—	(0.28)	12.88	14.46	0.81	0.81	1.24	23	19
12-31-2009	8.73	0.18	2.81	2.99	(0.18)	(0.04)	—	(0.22)	11.50	34.26	0.88	0.88	1.77	19	26

CLASS R4

12-31-2013	13.51	0.18	2.79	2.97	(0.18)	(0.22)	—	(0.40)	16.08	21.99	0.50	0.40	1.20	24	20
12-31-2012	11.95	0.16	1.65	1.81	(0.19)	(0.06)	—	(0.25)	13.51	15.11	0.50	0.44	1.21	19	23
12-31-2011	12.88	0.14	(0.81)	(0.67)	(0.15)	(0.11)	—	(0.26)	11.95	(5.18)	0.52	0.52	1.08	17	24
12-31-2010	11.50	0.19	1.51	1.70	(0.19)	(0.13)	—	(0.32)	12.88	14.80	0.48	0.48	1.57	19	19
12-31-2009	8.72	0.21	2.82	3.03	(0.21)	(0.04)	—	(0.25)	11.50	34.73	0.54	0.54	2.11	16	26

CLASS R5

12-31-2013	13.52	0.21	2.80	3.01	(0.21)	(0.22)	—	(0.43)	16.10	22.29	0.18	0.18	1.40	37	20
12-31-2012	11.95	0.21	1.63	1.84	(0.21)	(0.06)	—	(0.27)	13.52	15.43	0.18	0.18	1.58	32	23
12-31-2011	12.88	0.19	(0.82)	(0.63)	(0.19)	(0.11)	—	(0.30)	11.95	(4.92)	0.21	0.20	1.49	26	24
12-31-2010	11.50	0.21	1.52	1.73	(0.22)	(0.13)	—	(0.35)	12.88	15.06	0.21	0.21	1.80	22	19
12-31-2009	8.72	0.25	2.81	3.06	(0.24)	(0.04)	—	(0.28)	11.50	35.09	0.26	0.26	2.48	18	26

CLASS R6

12-31-2013	13.47	0.29	2.71	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31	0.19	0.11	1.95	19	20
12-31-2012	11.90	0.58	1.27	1.85	(0.22)	(0.06)	—	(0.28)	13.47	15.60	2.23	0.11	4.39	3	23
12-31-2011[12]	12.34	0.19	(0.32)	(0.13)	(0.20)	(0.11)	—	(0.31)	11.90	(1.07)[8]	15.94[9]	0.10[9]	1.58[8]	—[10]	24[13]

CLASS 1

12-31-2013	13.47	0.22	2.78	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31	0.11	0.11	1.45	11,766	20
12-31-2012	11.91	0.21	1.63	1.84	(0.22)	(0.06)	—	(0.28)	13.47	15.50	0.11	0.11	1.64	10,106	23
12-31-2011	12.84	0.19	(0.81)	(0.62)	(0.20)	(0.11)	—	(0.31)	11.91	(4.84)	0.11	0.11	1.50	9,411	24
12-31-2010	11.45	0.23	1.52	1.75	(0.23)	(0.13)	—	(0.36)	12.84	15.30	0.11	0.11	1.92	10,305	19
12-31-2009	8.68	0.25	2.81	3.06	(0.25)	(0.04)	—	(0.29)	11.45	35.27	0.11	0.11	2.55	8,903	26

CLASS 5

12-31-2013	13.46	0.24	2.76	3.00	(0.23)	(0.22)	—	(0.45)	16.01	22.31	0.06	0.06	1.60	201	20
12-31-2012	11.90	0.23	1.62	1.85	(0.23)	(0.06)	—	(0.29)	13.46	15.57	0.06	0.06	1.78	142	23
12-31-2011	12.82	0.21	(0.81)	(0.60)	(0.21)	(0.11)	—	(0.32)	11.90	(4.72)	0.06	0.06	1.63	111	24
12-31-2010	11.44	0.25	1.50	1.75	(0.24)	(0.13)	—	(0.37)	12.82	15.28	0.06	0.06	2.07	98	19
12-31-2009	8.67	0.27	2.80	3.07	(0.26)	(0.04)	—	(0.30)	11.44	35.37	0.07	0.07	2.70	68	26

	Annual report | Lifestyle Portfolios	27
See notes to financial statements

Financial highlights

Continued

Lifestyle Growth continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.63%–3.11%, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.39% and 0.49%–1.40% for
the years ended 12-31-13, 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively.
6 Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.01% of average net assets for Class R2 shares. 12-31-11: 0.02% of average net assets for Class B shares. 12-31-10: 0.07% of average net assets for Class B shares.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 Less than $500,000.
11 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
12 The inception date for Class R6 shares is 9-1-11.
13 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.
14 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reduction.

Lifestyle Balanced

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2013	13.61	0.25	1.89	2.14	(0.24)	(0.15)	—	(0.39)	15.36	15.76	0.53	0.51	1.69	1,461	19
12-31-2012	12.26	0.26	1.40	1.66	(0.24)	(0.07)	—	(0.31)	13.61	13.59	0.56	0.56	1.96	1,043	20
12-31-2011	12.96	0.28	(0.62)	(0.34)	(0.26)	(0.10)	—	(0.36)	12.26	(2.62)	0.57	0.57	2.17	751	23
12-31-2010	11.85	0.31	1.23	1.54	(0.30)	(0.13)	—	(0.43)	12.96	13.13	0.54	0.54	2.55	588	19
12-31-2009	9.22	0.35	2.65	3.00	(0.33)	(0.04)	—	(0.37)	11.85	32.87	0.57	0.56	3.35	408	31[6]

CLASS B

12-31-2013	13.61	0.12	1.90	2.02	(0.13)	(0.15)	—	(0.28)	15.35	14.84	1.28	1.28	0.81	116	19
12-31-2012	12.26	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.61	12.80	1.29	1.28	1.18	107	20
12-31-2011	12.96	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.26	(3.30)	1.29	1.29	1.41	85	23
12-31-2010	11.85	0.20	1.24	1.44	(0.20)	(0.13)	—	(0.33)	12.96	12.23	1.31[7,15]	1.31	1.67	74	19
12-31-2009	9.21	0.25	2.68	2.93	(0.25)	(0.04)	—	(0.29)	11.85	31.99	1.40,	1.35	2.44	64	31[6]

CLASS C

12-31-2013	13.62	0.14	1.89	2.03	(0.13)	(0.15)	—	(0.28)	15.37	14.93	1.23	1.23	0.96	767	19
12-31-2012	12.27	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.62	12.81	1.26	1.26	1.19	579	20
12-31-2011	12.97	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.27	(3.29)	1.27	1.27	1.37	484	23
12-31-2010	11.86	0.22	1.23	1.45	(0.21)	(0.13)	—	(0.34)	12.97	12.34	1.24	1.24	1.82	448	19
12-31-2009	9.22	0.27	2.67	2.94	(0.26)	(0.04)	—	(0.30)	11.86	32.08	1.27	1.26	2.63	327	31[6]

CLASS R1

12-31-2013	13.57	0.18	1.88	2.06	(0.18)	(0.15)	—	(0.33)	15.30	15.23	0.90	0.90	1.21	19	19
12-31-2012	12.22	0.20	1.42	1.62	(0.20)	(0.07)	—	(0.27)	13.57	13.29	0.86	0.86	1.52	17	20
12-31-2011	12.92	0.22	(0.60)	(0.38)	(0.22)	(0.10)	—	(0.32)	12.22	(2.94)	0.94	0.94	1.68	16	23
12-31-2010	11.82	0.26	1.23	1.49	(0.26)	(0.13)	—	(0.39)	12.92	12.75	0.88	0.88	2.17	15	19
12-31-2009	9.20	0.43	2.51	2.94	(0.28)	(0.04)	—	(0.32)	11.82	32.21	1.07	1.07	3.96	10	31[6]

CLASS R2

12-31-2013	13.56	0.34	1.76	2.10	(0.22)	(0.15)	—	(0.37)	15.29	15.59	1.09[7]	0.62	2.30	5	19
12-31-2012[8]	13.15	0.24	0.48	0.72	(0.24)	(0.07)	—	(0.31)	13.56	5.48[9]	16.33[10]	0.61[10]	1.78[9]	—[11]	20[12]

CLASS R3

12-31-2013	13.59	0.19	1.90	2.09	(0.20)	(0.15)	—	(0.35)	15.33	15.43	0.77	0.77	1.31	35	19
12-31-2012	12.24	0.21	1.42	1.63	(0.21)	(0.07)	—	(0.28)	13.59	13.38	0.78	0.77	1.62	33	20
12-31-2011	12.94	0.23	(0.59)	(0.36)	(0.24)	(0.10)	—	(0.34)	12.24	(2.82)	0.79	0.78	1.79	36	23
12-31-2010	11.83	0.28	1.23	1.51	(0.27)	(0.13)	—	(0.40)	12.94	12.89	0.79	0.79	2.28	39	19
12-31-2009	9.20	0.30	2.67	2.97	(0.30)	(0.04)	—	(0.34)	11.83	32.62	0.84	0.84	2.94	30	31[6]

28	Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Balanced continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come	(loss) on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R4

12-31-2013	13.59	0.26	1.89	2.15	(0.26)	(0.15)	—	(0.41)	15.33	15.90	0.46	0.35	1.76	77	19
12-31-2012	12.24	0.28	1.40	1.68	(0.26)	(0.07)	—	(0.33)	13.59	13.77	0.46	0.39	2.10	70	20
12-31-2011	12.94	0.28	(0.60)	(0.32)	(0.28)	(0.10)	—	(0.38)	12.24	(2.52)	0.50	0.50	2.13	26	23
12-31-2010	11.84	0.31	1.23	1.54	(0.31)	(0.13)	—	(0.44)	12.94	13.19	0.45	0.45	2.53	29	19
12-31-2009	9.20	0.35	2.66	3.01	(0.33)	(0.04)	—	(0.37)	11.84	33.10	0.53	0.53	3.37	24	31[6]

CLASS R5

12-31-2013	13.60	0.28	1.91	2.19	(0.29)	(0.15)	—	(0.44)	15.35	16.20	0.17	0.17	1.93	41	19
12-31-2012	12.26	0.28	1.42	1.70	(0.29)	(0.07)	—	(0.36)	13.60	13.96	0.17	0.17	2.13	39	20
12-31-2011	12.96	0.31	(0.60)	(0.29)	(0.31)	(0.10)	—	(0.41)	12.26	(2.23)	0.18	0.18	2.42	42	23
12-31-2010	11.85	0.35	1.23	1.58	(0.34)	(0.13)	—	(0.47)	12.96	13.52	0.18	0.18	2.89	38	19
12-31-2009	9.21	0.39	2.65	3.04	(0.36)	(0.04)	—	(0.40)	11.85	33.45	0.22	0.22	3.74	27	31[6]

CLASS R6

12-31-2013	13.55	0.36	1.83	2.19	(0.30)	(0.15)	—	(0.45)	15.29	16.26	0.17	0.11	2.49	21	19
12-31-2012	12.21	0.46	1.25	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09	1.15	0.11	3.50	5	20
12-31-2011[13]	12.56	0.21	(0.24)	(0.03)	(0.22)	(0.10)	—	(0.32)	12.21	(0.22)[9]	16.36[10]	0.10[10]	1.69[9]	—[11]	23[14]

CLASS 1

12-31-2013	13.55	0.29	1.89	2.18	(0.30)	(0.15)	—	(0.45)	15.28	16.18	0.11	0.11	2.00	12,284	19
12-31-2012	12.21	0.30	1.41	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09	0.11	0.11	2.31	10,974	20
12-31-2011	12.90	0.32	(0.59)	(0.27)	(0.32)	(0.10)	—	(0.42)	12.21	(2.10)	0.11	0.11	2.49	9,822	23
12-31-2010	11.80	0.35	1.23	1.58	(0.35)	(0.13)	—	(0.48)	12.90	13.57	0.11	0.11	2.88	10,003	19
12-31-2009	9.17	0.38	2.66	3.04	(0.37)	(0.04)	—	(0.41)	11.80	33.59	0.11	0.11	3.65	8,557	31[6]

CLASS 5

12-31-2013	13.55	0.31	1.89	2.20	(0.31)	(0.15)	—	(0.46)	15.29	16.31	0.06	0.06	2.15	118	19
12-31-2012	12.21	0.33	1.39	1.72	(0.31)	(0.07)	—	(0.38)	13.55	14.14	0.06	0.06	2.49	85	20
12-31-2011	12.91	0.34	(0.61)	(0.27)	(0.33)	(0.10)	—	(0.43)	12.21	(2.13)	0.06	0.06	2.65	60	23
12-31-2010	11.80	0.37	1.23	1.60	(0.36)	(0.13)	—	(0.49)	12.91	13.71	0.06	0.06	3.07	49	19
12-31-2009	9.17	0.40	2.65	3.05	(0.38)	(0.04)	—	(0.42)	11.80	33.66	0.07	0.07	3.89	32	31[6]

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.62%–3.11%, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.39% and 0.49%–1.40% for
the years ended 12-31-13, 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively.
6 Excludes merger activity.
7 Includes the impact of expense recapture for the following periods 12-31-13: less than 0.005% of average net assets for Class R2. 12-31-10: 0.03% of average net assets for Class B shares.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 Less than $500,000.
12 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
13 The inception date for Class R6 shares is 9-1-11.
14 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.
15 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

	Annual report | Lifestyle Portfolios	29
See notes to financial statements

Financial highlights

Continued

Lifestyle Moderate

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2013	13.35	0.31	1.02	1.33	(0.30)	(0.09)	—	(0.39)	14.29	10.05	0.53	0.52	2.22	551	17
12-31-2012	12.28	0.33	1.13	1.46	(0.31)	(0.08)	—	(0.39)	13.35	11.94	0.57	0.57	2.50	399	18
12-31-2011	12.63	0.38	(0.29)	0.09	(0.35)	(0.09)	—	(0.44)	12.28	0.73	0.58	0.58	2.96	299	19
12-31-2010	11.77	0.41	0.97	1.38	(0.39)	(0.13)	—	(0.52)	12.63	11.85	0.55	0.55	3.37	220	20
12-31-2009	9.59	0.45	2.19	2.64	(0.42)	(0.04)	—	(0.46)	11.77	27.88	0.54	0.54	4.27	146	29

CLASS B

12-31-2013	13.34	0.19	1.04	1.23	(0.20)	(0.09)	—	(0.29)	14.28	9.23	1.26	1.25	1.36	45	17
12-31-2012	12.27	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.34	11.14	1.30	1.30	1.74	45	18
12-31-2011	12.63	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.27	(0.08)	1.32	1.32	2.22	35	19
12-31-2010	11.76	0.30	0.99	1.29	(0.29)	(0.13)	—	(0.42)	12.63	11.05	1.34[6,14]	1.34	2.50	26	20
12-31-2009	9.58	0.35	2.20	2.55	(0.33)	(0.04)	—	(0.37)	11.76	26.91	1.41	1.35	3.33	20	29

CLASS C

12-31-2013	13.35	0.20	1.04	1.24	(0.20)	(0.09)	—	(0.29)	14.30	9.34	1.23	1.23	1.47	366	17
12-31-2012	12.28	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.35	11.17	1.27	1.27	1.77	288	18
12-31-2011	12.64	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.28	(0.05)	1.28	1.28	2.21	227	19
12-31-2010	11.77	0.32	0.98	1.30	(0.30)	(0.13)	—	(0.43)	12.64	11.15	1.25	1.25	2.67	183	20
12-31-2009	9.59	0.38	2.18	2.56	(0.34)	(0.04)	—	(0.38)	11.77	27.00	1.25	1.25	3.58	116	29

CLASS R1

12-31-2013	13.35	0.23	1.04	1.27	(0.25)	(0.09)	—	(0.34)	14.28	9.55	0.94	0.94	1.68	10	17
12-31-2012	12.27	0.27	1.15	1.42	(0.26)	(0.08)	—	(0.34)	13.35	11.58	0.96	0.96	2.10	10	18
12-31-2011	12.63	0.30	(0.27)	0.03	(0.30)	(0.09)	—	(0.39)	12.27	0.21	1.03	1.03	2.32	7	19
12-31-2010	11.76	0.33	1.00	1.33	(0.33)	(0.13)	—	(0.46)	12.63	11.45	0.98[6,14]	0.98	2.72	7	20
12-31-2009	9.58	0.50	2.09	2.59	(0.37)	(0.04)	—	(0.41)	11.76	27.35	1.14	1.06	4.57	6	29

CLASS R2

12-31-2013	13.32	0.39	0.92	1.31	(0.29)	(0.09)	—	(0.38)	14.25	9.92	1.68[6]	0.62	2.82	2	17
12-31-2012[7]	12.96	0.30	0.45	0.75	(0.31)	(0.08)	—	(0.39)	13.32	5.80[8]	16.03[9]	0.62[9]	2.29	—[10]	18[11]

CLASS R3

12-31-2013	13.33	0.25	1.04	1.29	(0.26)	(0.09)	—	(0.35)	14.27	9.70	0.84	0.84	1.82	11	17
12-31-2012	12.26	0.27	1.16	1.43	(0.28)	(0.08)	—	(0.36)	13.33	11.64	0.88	0.88	2.08	10	18
12-31-2011	12.62	0.32	(0.27)	0.05	(0.32)	(0.09)	—	(0.41)	12.26	0.38	0.88	0.88	2.54	10	19
12-31-2010	11.76	0.35	0.99	1.34	(0.35)	(0.13)	—	(0.48)	12.62	11.56	0.87	0.87	2.87	10	20
12-31-2009	9.58	0.39	2.21	2.60	(0.38)	(0.04)	—	(0.42)	11.76	27.43	0.95	0.95	3.72	8	29

CLASS R4

12-31-2013	13.31	0.31	1.03	1.34	(0.31)	(0.09)	—	(0.40)	14.25	10.17	0.55	0.44	2.19	13	17
12-31-2012	12.24	0.33	1.14	1.47	(0.32)	(0.08)	—	(0.40)	13.31	12.02	0.57	0.51	2.51	11	18
12-31-2011	12.60	0.36	(0.28)	0.08	(0.35)	(0.09)	—	(0.44)	12.24	0.65	0.63	0.63	2.81	8	19
12-31-2010	11.74	0.40	0.97	1.37	(0.38)	(0.13)	—	(0.51)	12.60	11.84	0.60[6,14]	0.60	3.30	7	20
12-31-2009	9.57	0.40	2.22	2.62	(0.41)	(0.04)	—	(0.45)	11.74	27.71	0.70	0.66	3.83	5	29

CLASS R5

12-31-2013	13.32	0.35	1.02	1.37	(0.34)	(0.09)	—	(0.43)	14.26	10.39	0.25	0.25	2.53	13	17
12-31-2012	12.26	0.31	1.19	1.50	(0.36)	(0.08)	—	(0.44)	13.32	12.26	0.27	0.27	2.41	9	18
12-31-2011	12.62	0.41	(0.28)	0.13	(0.40)	(0.09)	—	(0.49)	12.26	1.00	0.24	0.24	3.21	15	19
12-31-2010	11.75	0.46	0.97	1.43	(0.43)	(0.13)	—	(0.56)	12.62	12.35	0.24	0.24	3.75	11	20
12-31-2009	9.58	0.46	2.19	2.65	(0.44)	(0.04)	—	(0.48)	11.75	28.10	0.32	0.32	4.39	8	29

CLASS R6

12-31-2013	13.31	0.45	0.93	1.38	(0.36)	(0.09)	—	(0.45)	14.24	10.49	0.32	0.11	3.22	11	17
12-31-2012	12.24	0.62	0.90	1.52	(0.37)	(0.08)	—	(0.45)	13.31	12.50	4.79	0.11	4.66	2	18
12-31-2011[12]	12.51	0.24	(0.17)	0.07	(0.25)	(0.09)	—	(0.34)	12.24	0.60[8]	16.24[9]	0.11[9]	1.94[8]	—[10]	19[13]

30	Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Moderate continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS 1

12-31-2013	13.32	0.35	1.04	1.39	(0.36)	(0.09)	—	(0.45)	14.26	10.55	0.11	0.11	2.51	3,562	17
12-31-2012	12.25	0.37	1.15	1.52	(0.37)	(0.08)	—	(0.45)	13.32	12.49	0.11	0.11	2.87	3,414	18
12-31-2011	12.61	0.41	(0.27)	0.14	(0.41)	(0.09)	—	(0.50)	12.25	1.12	0.11	0.11	3.26	3,057	19
12-31-2010	11.74	0.44	1.00	1.44	(0.44)	(0.13)	—	(0.57)	12.61	12.43	0.11	0.11	3.66	3,026	20
12-31-2009	9.56	0.47	2.21	2.68	(0.46)	(0.04)	—	(0.50)	11.74	28.49	0.11	0.11	4.49	2,503	29

CLASS 5

12-31-2013	13.31	0.36	1.03	1.39	(0.37)	(0.09)	—	(0.46)	14.24	10.54	0.06	0.06	2.62	48	17
12-31-2012	12.24	0.39	1.14	1.53	(0.38)	(0.08)	—	(0.46)	13.31	12.56	0.06	0.06	3.03	39	18
12-31-2011	12.60	0.44	(0.29)	0.15	(0.42)	(0.09)	—	(0.51)	12.24	1.17	0.06	0.06	3.43	27	19
12-31-2010	11.73	0.47	0.97	1.44	(0.44)	(0.13)	—	(0.57)	12.60	12.50	0.06	0.06	3.87	22	20
12-31-2009	9.56	0.51	2.17	2.68	(0.47)	(0.04)	—	(0.51)	11.73	28.45	0.07	0.07	4.78	14	29

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolios was as follows: 0.62%–3.11%, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.14% and 0.49%–1.17%
for the years ended 12-31-13, 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively.
6 Includes the impact of expense recapture for the following periods: 12-31-13: 0.01% for Class R2. 12-31-10: 0.04%, 0.05% and 0.02% for Class B, Class R1 and Class R4,
respectively, of average net assets.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 Less than $500,000.
11 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
12 The inception date for Class R6 shares is 9-1-11.
13 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.
14 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reduction.

Lifestyle Conservative

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2013	13.44	0.33	0.29	0.62	(0.33)	(0.05)	—	(0.38)	13.68	4.66	0.54	0.52	2.44	530	17
12-31-2012	12.63	0.38	0.88	1.26	(0.37)	(0.08)	—	(0.45)	13.44	10.03	0.56	0.56	2.89	472	14
12-31-2011	12.77	0.46	(0.11)	0.35	(0.43)	(0.06)	—	(0.49)	12.63	2.75	0.58	0.58	3.61	340	15
12-31-2010	12.15	0.48	0.71	1.19	(0.45)	(0.12)	—	(0.57)	12.77	9.96	0.55	0.55	3.78	218	24
12-31-2009	10.39	0.54	1.77	2.31	(0.50)	(0.05)	—	(0.55)	12.15	22.53	0.52	0.52	4.80	141	24

CLASS B

12-31-2013	13.44	0.22	0.30	0.52	(0.23)	(0.05)	—	(0.28)	13.68	3.87	1.26	1.26	1.65	47	17
12-31-2012	12.63	0.28	0.88	1.16	(0.27)	(0.08)	—	(0.35)	13.44	9.24	1.30	1.30	2.13	48	14
12-31-2011	12.77	0.35	(0.10)	0.25	(0.33)	(0.06)	—	(0.39)	12.63	2.01	1.31	1.31	2.75	37	15
12-31-2010	12.15	0.37	0.73	1.10	(0.36)	(0.12)	—	(0.48)	12.77	9.16	1.29[6,14]	1.29	2.96	28	24
12-31-2009	10.40	0.44	1.77	2.21	(0.41)	(0.05)	—	(0.46)	12.15	21.46	1.35	1.35	3.88	21	24

	Annual report | Lifestyle Portfolios	31
See notes to financial statements

Financial highlights

Continued

Lifestyle Conservative continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total										Net
	Net asset	Net	and	from	From net									assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		Expenses	Expenses	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From tax	Total	value, end	Total	before	including	investment	period (in	Portfolio
	of period	come(loss)	on invest-	operations	income	realized	return of	distribu-	of period	return	reductions	reductions	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS C

12-31-2013	13.43	0.23	0.30	0.53	(0.23)	(0.05)	—	(0.28)	13.68	3.98	1.24	1.24	1.71	355	17
12-31-2012	12.62	0.29	0.88	1.17	(0.28)	(0.08)	—	(0.36)	13.43	9.28	1.26	1.26	2.17	335	14
12-31-2011	12.77	0.36	(0.11)	0.25	(0.34)	(0.06)	—	(0.40)	12.62	1.95	1.28	1.28	2.81	254	15
12-31-2010	12.14	0.39	0.72	1.11	(0.36)	(0.12)	—	(0.48)	12.77	9.28	1.24	1.24	3.10	189	24
12-31-2009	10.39	0.46	1.76	2.22	(0.42)	(0.05)	—	(0.47)	12.14	21.58	1.24	1.24	4.08	119	24

CLASS R1

12-31-2013	13.43	0.27	0.30	0.57	(0.27)	(0.05)	—	(0.32)	13.68	4.31	0.91	0.91	1.97	9	17
12-31-2012	12.62	0.31	0.88	1.19	(0.30)	(0.08)	—	(0.38)	13.43	9.52	1.07	1.07	2.36	9	14
12-31-2011	12.78	0.33	(0.05)	0.28	(0.38)	(0.06)	—	(0.44)	12.62	2.19	1.06	1.06	2.57	7	15
12-31-2010	12.15	0.41	0.74	1.15	(0.40)	(0.12)	—	(0.52)	12.78	9.56	0.93[6,14]	0.93	3.24	8	24
12-31-2009	10.41	0.57	1.66	2.23	(0.44)	(0.05)	—	(0.49)	12.15	21.74	1.16	1.06	5.00	7	24

CLASS R2

12-31-2013	13.42	0.39	0.23	0.62	(0.32)	(0.05)	—	(0.37)	13.67	4.67	2.55	0.62[5]	2.86	2	17
12-31-2012[7]	13.12	0.35	0.39	0.74	(0.36)	(0.08)	—	(0.44)	13.42	5.73[8]	10.39[9]	0.62[5,9]	2.64[8]	—[10]	14[11]

CLASS R3

12-31-2013	13.41	0.30	0.28	0.58	(0.29)	(0.05)	—	(0.34)	13.65	4.39	0.75	0.75	2.18	11	17
12-31-2012	12.60	0.31	0.91	1.22	(0.33)	(0.08)	—	(0.41)	13.41	9.71	0.97	0.97	2.38	11	14
12-31-2011	12.76	0.40	(0.11)	0.29	(0.39)	(0.06)	—	(0.45)	12.60	2.30	0.88	0.88	3.08	10	15
12-31-2010	12.14	0.42	0.74	1.16	(0.42)	(0.12)	—	(0.54)	12.76	9.68	0.86	0.86	3.36	11	24
12-31-2009	10.40	0.46	1.79	2.25	(0.46)	(0.05)	—	(0.51)	12.14	21.94	0.92	0.92	4.14	8	24

CLASS R4

12-31-2013	13.42	0.34	0.29	0.63	(0.34)	(0.05)	—	(0.39)	13.66	4.72	0.58	0.48	2.51	9	17
12-31-2012	12.61	0.36	0.90	1.26	(0.37)	(0.08)	—	(0.45)	13.42	10.06	0.60	0.54	2.72	8	14
12-31-2011	12.76	0.45	(0.11)	0.34	(0.43)	(0.06)	—	(0.49)	12.61	2.65	0.63	0.63	3.50	9	15
12-31-2010	12.13	0.47	0.72	1.19	(0.44)	(0.12)	—	(0.56)	12.76	9.90	0.67[6,14]	0.67	3.77	7	24
12-31-2009	10.39	0.52	1.75	2.27	(0.48)	(0.05)	—	(0.53)	12.13	22.22	0.77	0.66	4.60	4	24

CLASS R5

12-31-2013	13.43	0.37	0.30	0.67	(0.38)	(0.05)	—	(0.43)	13.67	5.03	0.17	0.17	2.70	15	17
12-31-2012	12.62	0.41	0.89	1.30	(0.41)	(0.08)	—	(0.49)	13.43	10.37	0.31	0.31	3.11	15	14
12-31-2011	12.77	0.50	(0.12)	0.38	(0.47)	(0.06)	—	(0.53)	12.62	3.00	0.24	0.24	3.91	16	15
12-31-2010	12.15	0.50	0.74	1.24	(0.50)	(0.12)	—	(0.62)	12.77	10.34	0.23	0.23	3.96	9	24
12-31-2009	10.40	0.57	1.75	2.32	(0.52)	(0.05)	—	(0.57)	12.15	22.67	0.33	0.33	5.08	9	24

CLASS R6

12-31-2013	13.42	0.43	0.24	0.67	(0.39)	(0.05)	—	(0.44)	13.65	5.05	0.43	0.11	3.19	5	17
12-31-2012	12.61	0.51	0.81	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56	2.50	0.11	3.83	2	14
12-31-2011[12]	12.81	0.27	(0.12)	0.15	(0.29)	(0.06)	—	(0.35)	12.61	1.16[8]	16.16[9]	0.11[9]	2.13[8]	—[10]	15[13]

CLASS 1

12-31-2013	13.42	0.38	0.30	0.68	(0.39)	(0.05)	—	(0.44)	13.66	5.12	0.11	0.11	2.77	2,758	17
12-31-2012	12.61	0.43	0.89	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56	0.11	0.11	3.28	3,090	14
12-31-2011	12.76	0.50	(0.10)	0.40	(0.49)	(0.06)	—	(0.55)	12.61	3.16	0.11	0.11	3.85	2,626	15
12-31-2010	12.13	0.51	0.75	1.26	(0.51)	(0.12)	—	(0.63)	12.76	10.51	0.11	0.11	4.08	2,391	24
12-31-2009	10.38	0.56	1.78	2.34	(0.54)	(0.05)	—	(0.59)	12.13	22.96	0.12	0.12	4.99	1,931	24

32	Lifestyle Portfolios | Annual report	See notes to financial statements

Financial highlights

Continued

Lifestyle Conservative continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.62%–3.11, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.13% and 0.49%–1.09% for
the years ended 12-31-13, 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively.
6 Includes the impact of expense recapture, which amounted to less than 0.005%, 0.05% and 0.06% of average net assets for Class B, Class R1 and Class R4 shares, respectively.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 Less than $500,000.
11 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
12 The inception date for Class R6 shares is 9-1-11.
13 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.
14 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reduction.

Annual report | Lifestyle Portfolios	33

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust is a series company, which means it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers multiple investment funds, five of which (collectively, Lifestyle Portfolios or the portfolios, and individually the portfolio) are presented in this report. The Lifestyle Portfolios are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class B shares are closed to new investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 Plan. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of December 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

34	Lifestyle Portfolios | Annual report

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. Prior to March 27, 2013, the portfolios participated in a $200 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. For the year ended December 31, 2013, the portfolios had no borrowings under either line of credit.

Commitment fees for the year ended December 31, 2013 were as follows:

Portfolio	Commitment fees

Lifestyle Aggressive	$1,755
Lifestyle Growth	4,595
Lifestyle Balanced	5,007
Lifestyle Moderate	1,893
Lifestyle Conservative	1,717

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolios’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2013, certain portfolios have a capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2013.

	Capital Loss Carryforward
	Expiring at December 31,

Portfolio	2017	2018

Lifestyle Aggressive	$68,293,433	$69,388,579
Lifestyle Growth	230,655,177	—
Lifestyle Balanced	261,979,127	57,148,343

As of December 31, 2013, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on December 31, 2013, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifestyle Aggressive	$3,505,114,897	$1,116,482,181	($5,517,582)	$1,110,964,599
Lifestyle Growth	11,235,667,119	2,930,755,050	(27,433,225)	2,903,321,825
Lifestyle Balanced	12,508,437,509	2,473,675,738	(38,969,639)	2,434,706,099
Lifestyle Moderate	4,135,800,721	518,131,216	(22,958,410)	495,172,806
Lifestyle Conservative	3,509,840,885	255,756,616	(25,266,909)	230,489,707

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Lifestyle Aggressive and Lifestyle Growth portfolios generally declare and pay income dividends and capital gain distributions, if any, at least annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative portfolios generally declare and pay income dividends quarterly and capital gain distributions, if any, at least annually.

Annual report | Lifestyle Portfolios	35

During the year ended December 31, 2013, the tax character of distributions paid was as follows:

	2013 Distributions

		Long Term	Return of
Portfolio	Ordinary Income	Capital Gains	Capital	Total

Lifestyle Aggressive	$107,707,561	—	—	$107,707,561
Lifestyle Growth	369,775,815	—	—	369,775,815
Lifestyle Balanced	418,173,425	—	—	418,173,425
Lifestyle Moderate	137,590,466	$1,719,951	—	139,310,417
Lifestyle Conservative	111,532,776	4,690,471	—	116,223,247

During the year ended December 31, 2012, the tax character of distributions paid was as follows:

	2012 Distributions

		Long Term	Return of
Portfolio	Ordinary Income	Capital Gains	Capital	Total

Lifestyle Aggressive	$54,348,129	—	—	$54,348,129
Lifestyle Growth	235,910,574	—	—	235,910,574
Lifestyle Balanced	339,724,150	—	—	339,724,150
Lifestyle Moderate	134,691,078	—	—	134,691,078
Lifestyle Conservative	137,866,831	—	—	137,866,831

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Net capital losses that are a result of security transactions occurring after October 31, 2013, are treated as occurring on January 1, 2014, the first day of the portfolio’s next taxable year. As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed Long	Capital Loss	Post-October
Portfolio	Ordinary Income	Term Capital Gains	Carryforward	Deferral

Lifestyle Aggressive	—	—	$137,682,012	—
Lifestyle Growth	—	—	230,655,177	—
Lifestyle Balanced	—	—	319,127,470	—
Lifestyle Moderate	—	$46,395,157	—	—
Lifestyle Conservative	—	54,726,648	—	—

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals for all portfolios and characterization of distributions for Lifestyle Moderate and Lifestyle Conservative.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor or JHIMS) served as investment advisor for the portfolios through December 31, 2013. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Effective January 1, 2014, John Hancock Advisers, LLC (JHA) replaced JHIMS as the investment advisor to the Lifestyle Portfolios. JHA and JHIMS have common officers, directors and other personnel, and share common facilities and resources. In this report, depending on the context, the term “Advisor” shall refer either to JHA in its current capacity as the Lifestyle Portfolios’ investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Variable Insurance Trust (JHVIT) and net assets of similar funds of John Hancock Funds II (JHF II). The portfolios are advised by the Advisor and are distributed by an affiliate of the

36	Lifestyle Portfolios | Annual report

Advisor, John Hancock Funds, LLC. The Advisor has subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset management (North America) Limited and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, which are indirect owned subsidiaries of MFC and affiliates of the Advisor. In addition, the Advisor has a subadvisory agreement with QS Investors, LLC. The portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, JHVIT and John Hancock Funds III (JHFIII) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock Total Bond Market Trust B and John Hancock International Equity Index Trust B.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The fees on Affiliated Fund Assets and Other Assets are stated as an annual percentage of the current value of the aggregate net assets of the portfolios and similar funds of JFH II and JHVIT. The rates, outlined below, are applied to the Affiliated Fund Assets and Other Assets of each portfolio.

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets

Affiliated Fund Assets	0.05%	0.04%
Other Assets	0.50%	0.49%

Expense reimbursements. Effective May 1, 2013, the Advisor contractually agreed to reduce its management fee for each portfolio, in an amount equal to the amount by which the expenses, excluding portfolio level expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and short dividend expense and expenses for Class R2 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.56% and 0.05%, respectively, of the average daily net assets attributable to the classes. In addition, the Advisor contractually agreed to reduce its management fee for Lifestyle Aggressive Portfolio for Class B shares, to the extent that the above expenses exceed 1.29% of the average daily net assets. The current fee waivers will continue in effect until at least April 30, 2014, unless renewed by mutual agreement of the portfolios and the Advisor. Effective October 1, 2013, the Advisor agreed to contractually limit certain class-specific expenses to 0.41% for Class A shares. These expense limitations are subject to certain exclusions, such as portfolio level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses, short dividend expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business and acquired portfolio fees and expenses. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the portfolio and the Advisor based on a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to reduce its management fee for each portfolio, in an amount equal to the amount by which the expenses, excluding portfolio level expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees, Rule 12b-1 fees, transfer agent fees and service fees, state registration fees, printing and postage fees and short dividend expense and expenses of the portfolio exceed 0.10% of the average net assets of the portfolio. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the Trust.

Additionally, the Advisor voluntarily agreed to waive its advisory fee or reimburse each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and the underlying investments (after payment of any subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average daily net assets and 0.49% of the portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time by the Advisor upon notice to the Trust.

For the year ended December 31, 2013, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

					Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total

Lifestyle Aggressive	$51,254	$1,720	$9,550	$620	$13,374	$651	$499	$669	$9,953	$253,197	—	$341,487
Lifestyle Growth	175,147	6,329	32,173	1,173	12,460	1,249	1,191	1,896	9,494	618,925	$9,787	869,824
Lifestyle Balanced	178,192	5,281	32,870	863	12,620	1,645	3,454	1,854	8,430	555,445	4,974	805,628
Lifestyle Moderate	62,129	622	4,950	139	13,502	162	177	175	11,854	48,871	643	143,224
Lifestyle Conservative	68,335	713	5,330	129	18,519	178	135	220	10,644	42,031	—	146,234

Annual report | Lifestyle Portfolios	37

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the year ended December 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture. The following portfolios recaptured operating expenses during the period and/or have amounts eligible for recovery going forward:

	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amount recovered
	recovery through	recovery through	recovery through	during the period ended
Portfolio	December 1, 2014	December 1, 2015	June 1, 2016	December 31, 2013

Lifestyle Aggressive	$5,276	$31,646	$54,786	$11,511
Lifestyle Growth	5,277	31,791	133,997	303
Lifestyle Balanced	5,276	32,035	136,703	61
Lifestyle Moderate	5,276	30,386	79,955	65
Lifestyle Conservative	5,276	27,378	89,494	—

Amounts recovered by class

Portfolio	Class B	Class R2

Lifestyle Aggressive	$11,511	—
Lifestyle Growth	—	$303
Lifestyle Balanced	—	61
Lifestyle Moderate	—	65

The investment management fees incurred for the year ended December 31, 2013 were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate

Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended December 31, 2013, amounted to an annual rate of 0.01% of the portfolio’s average daily net assets.

Distribution and service plans. The portfolio has a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolio. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio’s shares.

Class	Rule 12b-1 Fee	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

The Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares to limit the Rule 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least April 30, 2014, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time.

38	Lifestyle Portfolios | Annual report

Accordingly, these fee limitations amounted to the following for Class R4 shares, for the year ended December 31, 2013:

Class R4
Portfolio	Rule 12b-1 Reimbursement

Lifestyle Aggressive	$7,654
Lifestyle Growth	20,916
Lifestyle Balanced	73,147
Lifestyle Moderate	12,674
Lifestyle Conservative	9,250

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2013:

Lifestyle Aggressive		Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative

Net sales charges	$878,680	$6,412,634	$8,208,062	$3,372,479	$3,020,619
Retained for printing prospectuses,
advertising and sales literature	138,501	1,030,216	1,348,209	562,685	508,863
Sales commission to unrelated broker-dealers	715,718	5,308,614	6,763,613	2,757,633	2,441,896
Sales commission to affiliated sales personnel	24,461	73,804	96,240	52,161	69,860

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended December 31, 2013, CDSCs received by the Distributor were as follows:

Portfolio	Class A	Class B	Class C

Lifestyle Aggressive	$419	$45,181	$14,956
Lifestyle Growth	17,983	157,342	60,041
Lifestyle Balanced	1,140	151,945	69,016
Lifestyle Moderate	591	96,120	52,896
Lifestyle Conservative	662	89,710	74,192

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended December 31, 2013 were:

		Distribution and	Transfer	State	Printing and
Portfolio	Share class	service fees	agent fee	registration fees	postage

Lifestyle Aggressive	Class A	$845,147	$441,687	$21,147	$21,119
	Class B	257,283	40,659	11,517	2,944
	Class C	1,397,113	219,349	13,858	12,277
	Class R1	68,540	2,361	10,165	716
	Class R2	6,356	327	14,224	56
	Class R3	64,604	2,557	10,762	677
	Class R4	26,686	1,982	10,905	541
	Class R5	4,838	2,521	10,768	592
	Class R6	—	891	9,839	766
	Class 1	1,872,823	—	—	—
	Total	$4,543,390	$712,334	$113,185	$39,688

Annual report | Lifestyle Portfolios	39

		Distribution and	Transfer	State	Printing and
Portfolio	Share class	service fees	agent fee	registration fees	postage

Lifestyle Growth	Class A	$3,205,253	$1,673,416	$56,987	$72,317
	Class B	1,140,533	180,185	14,209	10,759
	Class C	5,610,685	880,685	27,372	37,487
	Class R1	154,085	5,331	11,187	1,170
	Class R2	20,906	1,042	14,814	76
	Class R3	141,417	5,582	12,479	1,009
	Class R4	73,514	5,324	12,562	878
	Class R5	17,570	8,652	12,394	1,273
	Class R6	—	2,750	10,887	804
	Class 1	5,527,593	—	—	—
	Total	$15,891,556	$2,762,967	$172,891	$125,773

Lifestyle Balanced	Class A	$3,727,707	$1,946,658	$31,135	$63,684
	Class B	1,128,479	178,408	59,735	8,878
	Class C	6,715,819	1,054,121	32,503	41,427
	Class R1	135,861	4,656	11,819	703
	Class R2	11,985	621	14,650	44
	Class R3	230,282	9,087	11,190	1,065
	Class R4	254,166	18,671	13,698	1,675
	Class R5	19,535	10,219	12,349	1,062
	Class R6	—	3,172	10,260	791
	Class 1	5,879,977	—	—	—
	Total	$18,103,811	$3,225,613	$197,339	$119,329

Lifestyle Moderate	Class A	$1,426,514	$745,214	$41,944	$27,063
	Class B	454,723	72,033	12,727	3,904
	Class C	3,286,575	516,428	27,259	21,271
	Class R1	74,217	2,566	11,143	763
	Class R2	5,436	301	14,802	30
	Class R3	71,228	2,821	12,253	703
	Class R4	44,956	3,231	12,369	821
	Class R5	5,193	2,790	12,640	663
	Class R6	—	1,356	12,495	689
	Class 1	1,776,698	—	—	—
	Total	$7,145,540	$1,346,740	$157,632	$55,907

Lifestyle Conservative	Class A	$1,524,844	$802,025	$58,036	$26,983
	Class B	491,436	77,931	13,682	4,092
	Class C	3,523,258	556,825	39,451	22,701
	Class R1	69,344	2,362	6,017	726
	Class R2	4,192	228	19,430	31
	Class R3	75,883	3,009	2,061	707
	Class R4	32,819	2,341	11,896	615
	Class R5	7,971	3,957	3,799	959
	Class R6	—	824	10,788	644
	Class 1	1,480,095	—	—	—
	Total	$7,209,842	$1,449,502	$165,160	$57,458

Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios shares for the years ended December 31, 2013 and 2012 were as follows:

Lifestyle Aggressive

		Year ended 12-31-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,248,824	$105,384,716	6,546,618	$81,230,963
Distributions reinvested	433,414	6,873,941	189,811	2,441,000
Repurchased	(5,001,569)	(72,174,752)	(6,006,478)	(74,601,304)

Net increase	2,680,669	$40,083,905	729,951	$9,070,659

40	Lifestyle Portfolios | Annual report

		Year ended 12-31-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount

Class B shares

Sold	112,444	$1,567,517	238,596	$2,949,711
Distributions reinvested	21,069	334,999	5,888	75,895
Repurchased	(336,433)	(4,821,339)	(359,517)	(4,419,877)

Net decrease	(202,920)	($2,918,823)	(115,033)	($1,394,271)

Class C shares

Sold	2,038,199	$29,535,841	1,477,006	$18,287,544
Distributions reinvested	132,154	2,102,563	34,428	444,120
Repurchased	(1,534,039)	(22,276,862)	(2,028,905)	(25,079,212)

Net increase (decrease)	636,314	$9,361,542	(517,471)	($6,347,548)

Class R1 shares

Sold	146,442	$2,144,284	198,848	$2,431,323
Distributions reinvested	9,154	145,553	4,049	52,186
Repurchased	(192,809)	(2,743,924)	(267,568)	(3,279,369)

Net decrease	(37,213)	($454,087)	(64,671)	($795,860)

Class R2 shares[1]

Sold	148,691	$2,119,387	8,006	$100,000
Distributions reinvested	1,826	28,829	—	—
Repurchased	(11,811)	(176,874)	—	—

Net increase	138,706	$1,971,342	8,006	$100,000

Class R3 shares

Sold	140,389	$2,009,684	202,975	$2,501,105
Distributions reinvested	9,974	157,988	5,910	75,890
Repurchased	(360,254)	(5,328,578)	(316,823)	(3,900,193)

Net decrease	(209,891)	($3,160,906)	(107,938)	($1,323,198)

Class R4 shares

Sold	132,176	$1,905,212	470,635	$5,762,193
Distributions reinvested	9,919	156,912	7,398	94,846
Repurchased	(316,280)	(4,459,290)	(558,684)	(6,943,072)

Net decrease	(174,185)	($2,397,166)	(80,651)	($1,086,033)

Class R5 shares

Sold	198,709	$2,856,277	417,659	$5,182,054
Distributions reinvested	15,888	251,503	9,200	118,042
Repurchased	(188,190)	(2,692,806)	(842,458)	(10,587,042)

Net increase (decrease)	26,407	$414,974	(415,599)	($5,286,946)

Class R6 shares

Sold	234,620	$3,420,694	179,670	$2,262,958
Distributions reinvested	7,932	125,407	2,404	30,777
Repurchased	(70,647)	(1,045,417)	(22,990)	(285,963)

Net increase	171,905	$2,500,684	159,084	$2,007,772

Class 1 shares

Sold	7,744,533	$110,537,983	4,755,717	$58,815,078
Distributions reinvested	6,160,748	97,339,818	3,976,367	50,897,498
Repurchased	(20,898,344)	(309,159,345)	(28,314,394)	(351,650,872)

Net decrease	(6,993,063)	($101,281,544)	(19,582,310)	($241,938,296)

Total net decrease	(3,963,271)	($55,880,079)	(19,986,632)	($246,993,721)

Lifestyle Growth
		Year ended 12-31-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount

Class A shares

Sold	25,861,877	$387,369,709	21,617,347	$282,729,682
Distributions reinvested	1,841,188	29,514,244	1,047,720	14,102,737
Repurchased	(14,289,068)	(213,814,731)	(15,385,999)	(201,129,161)

Net increase	13,413,997	$203,069,222	7,279,068	$95,703,258

Annual report | Lifestyle Portfolios	41

		Year ended 12-31-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount

Class B shares

Sold	440,811	$6,422,574	1,428,655	$18,526,780
Distributions reinvested	115,775	1,860,502	72,488	978,594
Repurchased	(1,145,297)	(17,046,176)	(1,315,668)	(17,132,556)

Net increase (decrease)	(588,711)	($8,763,100)	185,475	$2,372,818

Class C shares

Sold	9,343,437	$139,334,044	6,989,144	$91,188,127
Distributions reinvested	638,850	10,259,930	331,572	4,469,588
Repurchased	(5,722,774)	(84,999,876)	(6,714,814)	(87,411,788)

Net increase	4,259,513	$64,594,098	605,902	$8,245,927

Class R1 shares

Sold	410,301	$6,134,014	527,633	$6,872,767
Distributions reinvested	24,065	387,212	15,702	212,144
Repurchased	(426,245)	(6,357,338)	(439,681)	(5,699,950)

Net increase	8,121	$163,888	103,654	$1,384,961

Class R2 shares[1]

Sold	558,402	$8,250,777	7,663	$100,000
Distributions reinvested	10,747	171,412	—	—
Repurchased	(36,078)	(549,106)	—	—

Net increase	533,071	$7,873,083	7,663	$100,000

Class R3 shares

Sold	445,811	$6,577,020	348,629	$4,518,692
Distributions reinvested	31,223	499,885	19,624	263,747
Repurchased	(385,371)	(5,818,482)	(785,497)	(10,143,064)

Net increase (decrease)	91,663	$1,258,423	(417,244)	($5,360,625)

Class R4 shares

Sold	402,741	$5,988,210	1,207,245	$15,441,879
Distributions reinvested	35,339	565,772	25,659	344,864
Repurchased	(402,085)	(5,916,844)	(1,209,750)	(15,997,180)

Net increase (decrease)	35,995	$637,138	23,154	($210,437)

Class R5 shares

Sold	589,166	$8,799,018	1,317,356	$17,284,507
Distributions reinvested	60,454	969,083	46,280	622,462
Repurchased	(683,479)	(10,144,431)	(1,219,079)	(16,168,117)

Net increase (decrease)	(33,859)	($376,330)	144,557	$1,738,852

Class R6 shares

Sold	1,044,309	$15,454,198	253,307	$3,395,751
Distributions reinvested	31,796	507,458	5,232	70,109
Repurchased	(146,499)	(2,211,473)	(10,608)	(141,624)

Net increase	929,606	$13,750,183	247,931	$3,324,236

Class 1 shares

Sold	15,128,727	$221,078,194	11,077,067	$144,086,192
Distributions reinvested	19,953,601	318,459,464	15,752,228	211,079,854
Repurchased	(51,257,683)	(780,921,125)	(66,902,791)	(877,159,860)

Net decrease	(16,175,355)	($241,383,467)	(40,073,496)	($521,993,814)

Class 5 shares

Sold	1,823,740	$27,435,361	1,378,974	$17,921,927
Distributions reinvested	344,774	5,495,690	223,661	2,992,587
Repurchased	(146,610)	(2,186,100)	(400,947)	(5,237,765)

Net increase	2,021,904	$30,744,951	1,201,688	$15,676,749

Total net increase (decrease)	4,495,945	$71,568,089	(30,691,648)	($399,018,075)

42	Lifestyle Portfolios | Annual report

Lifestyle Balanced
		Year ended 12-31-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount

Class A shares

Sold	32,728,984	$478,490,015	29,799,585	$393,896,550
Distributions reinvested	2,294,348	34,687,506	1,648,142	22,203,029
Repurchased	(16,568,898)	(242,325,668)	(16,076,799)	(212,815,312)

Net increase	18,454,434	$270,851,853	15,370,928	$203,284,267

Class B shares

Sold	501,290	$7,188,350	1,870,452	$24,518,316
Distributions reinvested	128,999	1,968,624	117,766	1,591,417
Repurchased	(982,792)	(14,315,624)	(1,002,770)	(13,220,061)

Net increase (decrease)	(352,503)	($5,158,650)	985,448	$12,889,672

Class C shares

Sold	13,345,844	$194,859,654	10,170,971	$134,241,530
Distributions reinvested	872,227	13,326,297	648,794	8,772,999
Repurchased	(6,788,520)	(99,221,501)	(7,790,575)	(102,765,426)

Net increase	7,429,551	$108,964,450	3,029,190	$40,249,103

Class R1 shares

Sold	353,880	$5,143,674	510,563	$6,683,784
Distributions reinvested	20,565	310,966	19,161	257,539
Repurchased	(395,172)	(5,755,044)	(581,101)	(7,660,314)

Net decrease	(20,727)	($300,404)	(51,377)	($718,991)

Class R2 shares[1]

Sold	347,787	$5,046,216	7,605	$100,000
Distributions reinvested	6,428	97,398	—	—
Repurchased	(13,908)	(206,709)	—	—

Net increase	340,307	$4,936,905	7,605	$100,000

Class R3 shares

Sold	590,748	$8,540,214	788,988	$10,363,332
Distributions reinvested	53,781	812,248	57,078	767,299
Repurchased	(795,388)	(11,718,257)	(1,350,324)	(17,819,887)

Net decrease	(150,859)	($2,365,795)	(504,258)	($6,689,256)

Class R4 shares

Sold	997,086	$14,463,192	6,336,522	$83,595,716
Distributions reinvested	135,844	2,042,851	126,337	1,697,241
Repurchased	(1,268,179)	(18,337,618)	(3,411,704)	(45,323,645)

Net increase (decrease)	(135,249)	($1,831,575)	3,051,155	$39,969,312

Class R5 shares

Sold	736,112	$10,736,001	1,450,309	$19,171,138
Distributions reinvested	77,648	1,166,404	80,278	1,077,660
Repurchased	(1,010,533)	(14,681,830)	(2,067,688)	(27,326,993)

Net decrease	(196,773)	($2,779,425)	(537,101)	($7,078,195)

Class R6 shares

Sold	1,285,202	$18,524,246	353,784	$4,657,544
Distributions reinvested	36,206	544,913	6,223	83,976
Repurchased	(281,778)	(4,134,229)	(23,203)	(310,274)

Net increase	1,039,630	$14,934,930	336,804	$4,431,246

Class 1 shares

Sold	22,941,372	$330,852,814	34,176,951	$448,550,959
Distributions reinvested	23,983,813	358,577,680	22,417,405	299,880,075
Repurchased	(53,061,837)	(781,840,473)	(51,222,941)	(676,975,779)

Net increase (decrease)	(6,136,652)	($92,409,979)	5,371,415	$71,455,255

Annual report | Lifestyle Portfolios	43

		Year ended 12-31-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount

Class 5 shares

Sold	1,514,684	$22,062,827	1,434,898	$18,976,047
Distributions reinvested	223,765	3,351,796	163,876	2,194,885
Repurchased	(262,216)	(3,815,255)	(256,469)	(3,317,908)

Net increase	1,476,233	$21,599,368	1,342,305	$17,853,024

Total net increase	21,747,392	$316,441,678	28,402,114	$375,745,437

Lifestyle Moderate
		Year ended 12-31-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount

Class A shares

Sold	14,826,532	$206,678,122	12,585,088	$164,396,073
Distributions reinvested	964,927	13,598,153	788,832	10,431,025
Repurchased	(7,170,672)	(100,016,375)	(7,794,657)	(101,628,949)

Net increase	8,620,787	$120,259,900	5,579,263	$73,198,149

Class B shares

Sold	294,059	$4,057,235	877,166	$11,392,653
Distributions reinvested	58,169	822,083	63,761	843,884
Repurchased	(525,265)	(7,301,121)	(408,443)	(5,320,085)

Net increase (decrease)	(173,037)	($2,421,803)	532,484	$6,916,452

Class C shares

Sold	7,777,521	$108,324,332	6,493,158	$84,645,234
Distributions reinvested	479,636	6,786,733	438,826	5,811,808
Repurchased	(4,261,662)	(59,441,419)	(3,837,488)	(50,036,708)

Net increase	3,995,495	$55,669,646	3,094,496	$40,420,334

Class R1 shares

Sold	241,266	$3,343,225	334,547	$4,340,072
Distributions reinvested	13,658	192,651	12,333	163,215
Repurchased	(248,798)	(3,450,270)	(204,333)	(2,654,134)

Net increase	6,126	$85,606	142,547	$1,849,153

Class R2 shares[1]

Sold	167,376	$2,322,345	7,716	$100,000
Distributions reinvested	2,735	38,662	—	—
Repurchased	(4,383)	(61,601)	—	—

Net increase	165,728	$2,299,406	7,716	$100,000

Class R3 shares

Sold	301,483	$4,195,741	260,175	$3,374,916
Distributions reinvested	19,788	278,583	20,123	265,626
Repurchased	(260,135)	(3,633,567)	(376,016)	(4,863,415)

Net increase (decrease)	61,136	$840,757	(95,718)	($1,222,873)

Class R4 shares

Sold	369,483	$5,072,818	570,862	$7,382,594
Distributions reinvested	26,123	366,567	23,965	315,915
Repurchased	(328,519)	(4,559,492)	(418,916)	(5,497,168)

Net increase	67,087	$879,893	175,911	$2,201,341

Class R5 shares

Sold	412,176	$5,758,292	416,723	$5,420,537
Distributions reinvested	26,500	372,158	27,676	363,887
Repurchased	(246,044)	(3,425,338)	(989,460)	(12,870,594)

Net increase (decrease)	192,632	$2,705,112	(545,061)	($7,086,170)

Class R6 shares

Sold	690,699	$9,613,967	132,468	$1,768,610
Distributions reinvested	18,857	265,469	1,723	22,882
Repurchased	(81,851)	(1,132,929)	(14,137)	(189,742)

Net increase	627,705	$8,746,507	120,054	$1,601,750

44	Lifestyle Portfolios | Annual report

		Year ended 12-31-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount

Class 1 shares

Sold	8,819,831	$122,155,454	13,540,901	$175,499,000
Distributions reinvested	8,117,045	113,790,376	8,662,040	114,126,515
Repurchased	(23,387,758)	(328,031,760)	(15,429,208)	(201,695,879)

Net increase (decrease)	(6,450,882)	($92,085,930)	6,773,733	$87,929,636

Class 5 shares

Sold	534,627	$7,419,524	887,000	$11,536,611
Distributions reinvested	105,801	1,482,351	93,554	1,232,491
Repurchased	(228,376)	(3,191,306)	(276,740)	(3,573,141)

Net increase	412,052	$5,710,569	703,814	$9,195,961

Total net increase	7,524,829	$102,689,663	16,489,239	$215,103,733

Lifestyle Conservative
		Year ended 12-31-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount

Class A shares

Sold	14,063,064	$192,153,150	16,485,132	$218,406,695
Distributions reinvested	998,535	13,568,931	1,019,305	13,597,012
Repurchased	(11,417,560)	(155,775,563)	(9,311,796)	(122,976,803)

Net increase	3,644,039	$49,946,518	8,192,641	$109,026,904

Class B shares

Sold	395,018	$5,378,629	1,085,716	$14,340,232
Distributions reinvested	60,192	818,745	75,238	1,004,631
Repurchased	(627,921)	(8,570,316)	(475,249)	(6,288,066)

Net increase (decrease)	(172,711)	($2,372,942)	685,705	$9,056,797

Class C shares

Sold	8,222,570	$112,110,099	8,677,376	$114,808,866
Distributions reinvested	460,918	6,264,365	533,856	7,123,334
Repurchased	(7,685,348)	(104,631,662)	(4,407,940)	(58,316,268)

Net increase	998,140	$13,742,802	4,803,292	$63,615,932

Class R1 shares

Sold	222,908	$3,037,258	355,693	$4,723,573
Distributions reinvested	13,617	185,052	15,971	213,057
Repurchased	(283,022)	(3,858,968)	(207,657)	(2,757,838)

Net increase (decrease)	(46,497)	($636,658)	164,007	$2,178,792

Class R2 shares[1]

Sold	122,142	$1,660,334	7,622	$100,000
Distributions reinvested	2,089	28,401	—	—
Repurchased	(12,507)	(171,044)	—	—

Net increase	111,724	$1,517,691	7,622	$100,000

Class R3 shares

Sold	309,500	$4,225,920	332,721	$4,381,713
Distributions reinvested	21,616	293,223	24,838	330,471
Repurchased	(327,431)	(4,465,290)	(355,405)	(4,671,166)

Net increase	3,685	$53,853	2,154	$41,018

Class R4 shares

Sold	364,325	$4,980,305	498,780	$6,562,898
Distributions reinvested	19,695	267,184	22,529	299,530
Repurchased	(330,472)	(4,504,829)	(611,503)	(8,087,876)

Net increase (decrease)	53,548	$742,660	(90,194)	($1,225,448)

Class R5 shares

Sold	450,416	$6,163,109	943,275	$12,427,797
Distributions reinvested	33,932	460,773	40,401	537,917
Repurchased	(524,285)	(7,148,003)	(1,115,453)	(14,626,308)

Net decrease	(39,937)	($524,121)	(131,777)	($1,660,594)

Annual report | Lifestyle Portfolios	45

		Year ended 12-31-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount

Class R6 shares

Sold	340,501	$4,623,579	125,404	$1,659,520
Distributions reinvested	9,305	126,225	2,732	36,576
Repurchased	(118,439)	(1,614,492)	(15,458)	(207,702)

Net increase	231,367	$3,135,312	112,678	$1,488,394

Class 1 shares

Sold	3,779,128	$51,527,793	25,753,594	$341,811,558
Distributions reinvested	6,795,937	92,176,010	8,441,260	112,325,015
Repurchased	(38,851,350)	(529,393,602)	(12,200,592)	(162,035,261)

Net increase (decrease)	(28,276,285)	($385,689,799)	21,994,262	$292,101,312

Total net increase (decrease)	(23,492,927)	($320,084,684)	35,740,390	$474,723,107

[1] The inception date for Class R2 shares is 3-1-12.

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on December 31, 2013.

Portfolio	Class	% by Class

Lifestyle Aggressive	R2	5%
Lifestyle Aggressive	R6	3%
Lifestyle Growth	R2	1%
Lifestyle Growth	R6	1%
Lifestyle Balanced	R2	2%
Lifestyle Balanced	R6	1%
Lifestyle Moderate	R2	4%
Lifestyle Moderate	R6	1%
Lifestyle Conservative	R2	6%
Lifestyle Conservative	R6	2%

Affiliates of the Trust owned 100% of shares of beneficial interest of Class 1 in each portfolio and 100% of Class 5 for Lifestyle Growth, Lifestyle Balanced and Lifestyle Moderate on December 31, 2013.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the year ended December 31, 2013:

Portfolio	Purchases	Sales

Lifestyle Aggressive	$943,341,633	$868,122,095
Lifestyle Growth	3,028,078,902	2,570,216,109
Lifestyle Balanced	3,348,856,911	2,678,953,085
Lifestyle Moderate	953,278,282	761,514,823
Lifestyle Conservative	665,835,717	946,795,831

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the year ended December 31, 2013, the following portfolios held 5% or more of an underlying fund’s net assets:

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive
John Hancock Funds
Financial Industries	8.2%
Seaport	10.4%
Small Cap Core	21.3%
John Hancock Funds II
All Cap Core	21.7%
Alpha Opportunities	16.7%
Blue Chip Growth	8.9%
Capital Appreciation Value	8.3%
Capital Appreciation	8.9%
China Emerging Leaders	17.0%
Currency Strategies	6.9%
Emerging Markets	14.6%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive (continued)
Equity-Income	10.3%
Fundamental Global Franchise	9.4%
Fundamental Large Cap Value	13.7%
Fundamental Value	14.4%
Global Equity	12.0%
Global Real Estate	7.3%
Health Sciences	13.7%
International Growth Opportunities	10.0%
International Growth Stock	15.1%
International Small Cap	12.7%
International Small Company	15.1%
International Value	11.1%
Mid Cap Stock	11.7%

46	Lifestyle Portfolios | Annual report

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive (continued)
Mid Value	14.7%
Mutual Shares	15.6%
Natural Resources	10.9%
Real Estate Equity	9.5%
Redwood	6.9%
Science & Technology	14.2%
Small Cap Growth	15.9%
Small Cap Opportunities	12.7%
Small Cap Value	17.4%
Small Company Growth	17.3%
Small Company Value	11.0%
Technical Opportunities	15.0%
U.S. Equity	6.2%
Value	16.0%
John Hancock Funds III
International Core	8.5%
International Value Equity	15.1%
Rainier Growth	6.7%
Strategic Growth	11.6%
John Hancock Investment Trust
Small Cap Intrinsic Value	11.4%
Lifestyle Growth
John Hancock Funds
Financial Industries	21.1%
Global Short Duration Credit	26.1%
Seaport	31.6%
Small Cap Core	43.5%
John Hancock Funds II
Active Bond	10.6%
All Cap Core	51.0%
Alpha Opportunities	41.6%
Asia Total Return Bond	20.7%
Blue Chip Growth	24.3%
Capital Appreciation Value	32.1%
Capital Appreciation	24.3%
China Emerging Leaders	37.8%
Currency Strategies	20.2%
Emerging Markets	33.5%
Emerging Markets Debt	21.2%
Equity-Income	27.9%
Floating Rate Income	10.6%
Focused High Yield Fund	12.0%
Fundamental Global Franchise	32.2%
Fundamental Large Cap Value	36.0%
Fundamental Value	34.4%
Global Bond	9.0%
Global Equity	30.9%
Global High Yield	17.8%
Global Real Estate	25.5%
Health Sciences	36.4%
High Yield	11.7%
International Growth Opportunities	24.1%
International Growth Stock	36.1%
International Small Cap	28.5%
International Small Company	34.7%
International Value	26.4%
Mid Cap Stock	30.0%
Mid Value	37.6%
Mutual Shares	41.9%
Natural Resources	24.3%
Real Estate Equity	28.0%
Real Return Bond	12.3%
Redwood	21.1%
Science & Technology	37.2%
Short Duration Credit Opportunities	13.5%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Growth (continued)
Small Cap Growth	33.4%
Small Cap Opportunities	26.7%
Small Cap Value	36.3%
Small Company Growth	36.3%
Small Company Value	23.4%
Spectrum Income	14.1%
Strategic Income Opportunities	5.7%
Technical Opportunities	40.4%
Total Return	7.2%
U.S. Equity	26.4%
U.S. High Yield Bond	17.6%
Value	40.9%
John Hancock Funds III
Global Shareholder Yield	9.4%
International Core	20.2%
International Value Equity	35.5%
Rainier Growth	18.4%
Strategic Growth	31.0%
John Hancock Investment Trust
Small Cap Intrinsic Value	24.7%
Lifestyle Balanced
John Hancock Funds
Financial Industries	17.5%
Global Short Duration Credit	36.2%
Seaport	28.0%
Small Cap Core	35.1%
John Hancock Funds II
Active Bond	32.1%
All Cap Core	27.3%
Alpha Opportunities	27.0%
Asia Total Return Bond	36.7%
Blue Chip Growth	19.0%
Capital Appreciation	19.0%
Capital Appreciation Value	31.1%
China Emerging Leaders	28.3%
Core Bond	33.3%
Currency Strategies	24.5%
Emerging Markets	23.4%
Emerging Markets Debt	33.4%
Equity-Income	21.9%
Floating Rate Income	22.9%
Focused High Yield	20.6%
Fundamental Global Franchise	31.4%
Fundamental Large Cap Value	28.4%
Fundamental Value	24.3%
Global Bond	30.6%
Global Equity	29.0%
Global High Yield	32.5%
Global Real Estate	34.0%
Health Sciences	32.7%
High Yield	22.4%
International Growth Opportunities	21.5%
International Growth Stock	29.9%
International Small Cap	22.2%
International Small Company	26.9%
International Value	22.2%
Investment Quality Bond	24.5%
Mid Cap Stock	21.4%
Mid Value	26.9%
Mutual Shares	32.6%
Natural Resources	24.5%
Real Estate Equity	29.8%
Real Return Bond	26.7%
Redwood	22.7%
Science & Technology	31.8%

Annual report | Lifestyle Portfolios	47

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Balanced (continued)
Short Duration Credit Opportunities	38.2%
Small Cap Growth	26.9%
Small Cap Opportunities	21.4%
Small Cap Value	30.7%
Small Company Growth	29.0%
Small Company Value	19.1%
Spectrum Income	42.8%
Strategic Income Opportunities	12.7%
Technical Opportunities	25.5%
Total Return	21.8%
U.S. Equity	25.7%
U.S. High Yield Bond	33.2%
Value	32.0%
John Hancock Funds III
Global Shareholder Yield	9.7%
International Core	16.7%
International Value Equity	30.4%
Rainier Growth	14.6%
Strategic Growth	24.2%
John Hancock Investment Trust
Small Cap Intrinsic Value	19.8%
Lifestyle Moderate
John Hancock Funds
Enduring Equity	23.3%
Global Short Duration Credit	13.8%
Seaport	7.0%
John Hancock Funds II
Active Bond	20.9%
Alpha Opportunities	5.4%
Asia Total Return Bond	16.3%
Capital Appreciation Value	9.0%
Core Bond	22.0%
Currency Strategies	8.4%
Emerging Markets Debt Fund	16.4%
Equity-Income	7.8%
Floating Rate Income	11.3%
Focused High Yield Fund	8.0%
Fundamental Global Franchise	7.8%
Fundamental Large Cap Value	10.7%
Fundamental Value	6.4%
Global Bond	19.2%
Global Equity	7.3%
Global High Yield	13.7%
Global Real Estate	7.3%
High Yield	8.7%
International Growth Stock	6.0%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Moderate (continued)
International Small Company	5.3%
Investment Quality Bond	19.0%
Mid Value	7.6%
Natural Resources	5.5%
Real Estate Equity	9.5%
Real Return Bond	11.6%
Redwood	8.7%
Short Duration Credit Opportunities Fund	15.5%
Small Cap Growth	6.9%
Small Cap Value	8.0%
Small Company Growth	7.2%
Small Company Value	5.0%
Spectrum Income	17.0%
Strategic Income Opportunities	5.2%
Total Return	14.2%
U.S. Equity	8.2%
U.S. High Yield Bond	12.7%
John Hancock Funds III
International Value Equity	6.1%
Strategic Growth	5.0%
Lifestyle Conservative
John Hancock Funds
Enduring Equity	76.4%
Global Short Duration Credit	13.1%
Seaport	5.7%
John Hancock Funds II
Active Bond	21.5%
Asia Total Return Bond	15.2%
Core Bond	29.4%
Currency Strategies	7.2%
Emerging Markets Debt	17.7%
Floating Rate Income	11.0%
Focused High Yield Fund	5.7%
Global Bond	21.0%
Global High Yield	8.5%
Global Real Estate	5.8%
High Yield	6.0%
Investment Quality Bond	43.3%
Real Estate Equity	7.6%
Real Return Bond	18.8%
Redwood	6.9%
Short Duration Credit Opportunities	14.3%
Short Term Government Income	64.7%
Spectrum Income	16.0%
Total Return	14.5%
U.S. High Yield Bond	8.6%

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios’ from their investments in affiliated underlying funds as follows:

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Security	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Aggressive
All Cap Core	11,150,015	227,263	(636,308)	10,740,970	$1,627,085	—	$800,947	$140,814,122
All Cap Value	8,411,073	1,056,922	(9,467,995)	—	446,315	$12,310,728	16,523,684	—
Alpha Opportunities	18,963,750	4,371,178	(1,068,372)	22,266,556	1,389,602	32,207,189	383,911	282,785,261
Blue Chip Growth	8,337,408	328,759	(1,935,228)	6,730,939	—	5,065,503	22,262,324	226,967,263
Capital Appreciation	13,301,748	1,109,125	(3,127,530)	11,283,343	206,665	10,201,836	16,208,815	191,139,832
Capital Appreciation
Value	16,845,586	2,229,838	(6,161,680)	12,913,744	2,006,230	17,604,606	9,928,529	151,478,212
China Emerging Leaders	5,296,110	1,431,039	—	6,727,149	287,696	1,665,804	—	59,938,896
Currency Strategies	7,845,499	3,200,222	(1,379,914)	9,665,807	—	5,793,441	372,131	90,085,317

48	Lifestyle Portfolios | Annual report

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Security	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Aggressive (continued)
Disciplined Value	5,421,675	266,063	(1,053,217)	4,634,521	$718,397	$3,897,801	$4,358,314	$83,421,374
Emerging Markets	33,173,820	1,031,834	(1,356,155)	32,849,499	6,421,989	—	(2,108,411)	336,050,374
Equity-Income	10,169,521	385,340	(1,423,048)	9,131,813	4,082,723	1,167,460	6,928,211	183,823,386
Financial Industries	—	4,564,140	(170,448)	4,393,692	552,681	—	60,724	72,979,232
Fundamental
Global Franchise	3,295,866	223,184	(387,651)	3,131,399	378,342	1,755,042	769,584	40,708,186
Fundamental
Large Cap Value	10,136,797	2,299,785	(1,216,132)	11,220,450	1,708,765	13,145,613	835,461	145,865,850
Fundamental Value	9,735,686	53,227	(2,408,522)	7,380,391	1,111,909	—	9,612,294	156,169,073
Global Absolute
Return Strategies	3,540,759	419,142	(81,664)	3,878,237	659,700	—	1,473	42,854,522
Global Equity	—	4,220,203	(40,905)	4,179,298	349,598	220,877	5,390	46,306,619
Global Real Estate	5,693,554	755,393	(3,668,839)	2,780,108	877,777	—	2,903,583	22,880,288
Global Shareholder
Yield	8,200,838	341,346	(4,470,395)	4,071,789	2,025,405	1,728,243	7,025,718	47,232,751
Health Sciences	4,753,051	848,098	(825,864)	4,775,285	—	13,731,422	3,040,485	81,036,583
Heritage	3,257,608	12,152	(3,269,760)	—	—	—	7,352,492	—
International Core	3,300,090	374,253	(37,198)	3,637,145	4,009,037	—	53,194	124,972,304
International Growth
Opportunities Fund	4,804,712	764,864	—	5,569,576	624,164	865,517	—	78,531,016
International
Growth Stock	7,121,693	815,265	(92,679)	7,844,279	1,657,271	—	21,316	105,662,443
International Small Cap	2,926,660	1,833,538	(69,136)	4,691,062	1,305,856	—	31,803	88,473,426
International
Small Company	5,573,191	3,208,210	(177,016)	8,604,385	1,155,830	—	87,473	89,399,559
International Value	11,429,998	1,427,870	—	12,857,868	3,434,214	—	—	226,684,212
International
Value Equity	5,735,726	1,757,986	—	7,493,712	980,452	2,699,539	—	68,717,338
Mid Cap Stock	5,874,205	3,490,013	(396,155)	8,968,063	2,666	21,919,162	188,949	191,737,187
Mid Cap Value Equity	1,790,226	8,116	(1,798,342)	—	—	—	5,724,068	—
Mid Value	6,954,992	2,744,305	(539,746)	9,159,551	784,187	4,699,063	381,433	150,033,446
Mutual Shares	4,978,543	420,567	(763,699)	4,635,411	996,974	4,123,238	1,811,006	63,273,364
Natural Resources	4,522,074	1,084,154	(216,948)	5,389,280	652,126	—	(460,204)	91,779,442
Rainier Growth	2,991,115	345,119	(793,479)	2,542,755	81,032	7,098,152	6,864,319	70,205,465
Real Estate Equity	1,991,241	496,229	(128,416)	2,359,054	348,335	—	52,098	22,670,511
Redwood	3,403,217	516,667	(1,050,612)	2,869,272	—	588,378	574,969	32,422,779
Science & Technology	—	11,532,371	(796,679)	10,735,692	120,961	2,691,525	745,959	138,919,857
Seaport	—	1,360,396	—	1,360,396	—	—	—	13,671,977
Small Cap Core	—	2,129,000	—	2,129,000	—	—	—	21,737,090
Small Cap Growth	2,578,742	1,314,129	(492,432)	3,400,439	—	3,450,273	432,466	36,350,696
Small Cap
Intrinsic Value	3,064,577	—	(1,644,870)	1,419,707	—	—	3,124,940	21,764,111
Small Cap
Opportunities	893,397	99,288	(134,871)	857,814	57,179	2,287,077	1,603,844	25,931,707
Small Cap Value	1,420,493	362,210	(146,541)	1,636,162	57,971	2,950,654	164,589	31,447,027
Small Company Growth	1,225,458	632,354	(224,401)	1,633,411	—	1,475,173	549,878	33,109,233
Small Company Value	1,180,615	182,232	(105,988)	1,256,859	83,015	238,538	301,942	47,232,751
Smaller Company
Growth	2,037,198	—	(2,037,198)	—	—	—	5,170,733	—
Strategic Growth	11,362,924	441,571	(840,283)	10,964,212	617,857	5,748,122	2,123,231	169,945,292
Technical Opportunities	7,816,614	2,543,065	(917,127)	9,442,552	—	11,664,871	323,161	133,423,262
U.S. Equity	11,776,511	836,488	(7,019,275)	5,593,724	1,352,398	7,226,693	27,876,474	71,543,726
Value	2,489,784	3,184,997	(250,067)	5,424,714	282,593	3,348,157	121,843	63,903,134
					$43,454,997	$203,569,697	$165,135,143	$4,616,079,496

Lifestyle Growth
Active Bond	18,067,384	7,546,311	(7,664,455)	17,949,240	$7,840,288	$1,075,750	($1,632,339)	$179,492,403
All Cap Value	22,399,611	2,746,486	(25,146,097)	—	1,159,782	31,990,299	74,547,577	—
All Cape Core	26,604,478	440,213	(1,823,601)	25,221,090	3,820,592	—	1,701,852	330,648,483
Alpha Opportunities	46,763,927	10,678,968	(2,101,108)	55,341,787	3,432,788	79,562,688	2,131,120	702,840,695
Asia Total Return Bond	—	9,527,005	—	9,527,005	3,038,162	188,601	—	86,886,288
Blue Chip Growth	22,395,737	450,580	(4,471,681)	18,374,636	—	13,772,876	56,009,203	619,592,724
Capital Appreciation	35,656,398	2,154,363	(6,993,394)	30,817,367	561,748	27,730,205	30,473,314	522,046,205

Annual report | Lifestyle Portfolios	49

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Security	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Growth (continued)
Capital Appreciation
Value	59,158,582	6,570,626	(15,736,194)	49,993,014	$7,760,840	$68,101,145	$25,018,365	$586,418,055
China Emerging Leaders	12,385,789	2,540,946	—	14,926,735	638,363	3,696,219	—	132,997,207
Currency Strategies	24,504,379	6,105,013	(2,198,669)	28,410,723	—	17,359,474	987,689	264,787,942
Disciplined Value	14,390,201	711,531	(2,514,697)	12,587,035	1,921,206	10,423,866	8,169,115	226,566,638
Emerging Markets	77,217,408	2,863,353	(4,798,084)	75,282,677	14,717,562	—	(8,936,942)	770,141,789
Emerging Markets
Debt Fund	—	4,814,967	(54,742)	4,760,225	979,678	195,994	(25,729)	44,936,522
Equity-Income	27,160,127	1,496,401	(4,037,917)	24,618,611	10,952,370	3,131,845	9,244,141	495,572,645
Financial Industries	—	11,577,527	(278,802)	11,298,725	1,402,846	—	102,768	187,671,817
Floating Rate Income	34,092,995	8,980,643	(1,285,827)	41,787,811	17,675,544	1,010,380	(375,371)	393,223,298
Focused High Yield Fund	—	37,588,679	—	37,588,679	2,036,868	—	—	145,468,189
Fundamental
Global Franchise	11,259,584	598,819	(1,106,164)	10,752,239	1,299,107	6,026,262	2,697,272	139,779,112
Fundamental Large
Cap Value	27,082,742	4,002,684	(1,586,723)	29,498,703	4,454,069	34,265,373	1,180,232	383,483,141
Fundamental Value	23,373,657	125,487	(5,905,618)	17,593,526	2,621,429	—	22,593,836	372,279,005
Global Absolute
Return Strategies	10,930,297	885,738	(25,420)	11,790,615	2,005,621	—	2,752	130,286,290
Global Bond	5,990,011	1,012,473	(2,643,377)	4,359,107	—	—	18,781	52,091,330
Global Equity	—	10,792,556	(8,144)	10,784,412	894,135	564,918	326	119,491,286
Global High Yield	8,840,204	1,313,679	(346,221)	9,807,662	5,559,412	662,090	(255,798)	96,997,773
Global Real Estate	17,777,367	1,087,388	(9,113,664)	9,751,091	3,143,077	—	10,195,504	80,251,482
Global Shareholder Yield	28,390,488	1,365,993	(12,305,157)	17,451,324	7,714,820	7,335,793	19,761,124	202,435,356
Global Short Duration
Credit Fund	—	2,827,658	(150,264)	2,677,394	269,862	—	(7,436)	26,532,977
Health Sciences	12,790,614	2,152,362	(2,270,117)	12,672,859	—	36,310,340	9,428,334	215,058,419
Heritage	8,269,472	—	(8,269,472)	—	—	—	17,214,150	—
High Income	13,404,791	4,615,422	(18,020,213)	—	8,778,413	—	23,700,944	—
High Yield	12,866,134	2,131,102	(1,174,849)	13,822,387	8,801,758	—	(39,423)	128,686,422
International Core	7,769,257	902,926	—	8,672,183	9,462,127	—	—	297,976,210
International
Growth Opportunities	11,385,024	2,044,139	—	13,429,163	1,495,110	2,073,243	—	189,351,193
International
Growth Stock	16,738,534	2,058,128	—	18,796,662	3,924,823	—	—	253,191,038
International Small Cap	6,057,878	4,438,717	—	10,496,595	2,879,511	—	—	197,965,774
International
Small Company	11,533,629	8,223,868	—	19,757,497	2,600,530	—	—	205,280,396
International Value	26,977,265	3,625,047	—	30,602,312	8,173,625	—	—	539,518,764
International Value Equity	13,465,959	4,188,448	—	17,654,407	2,317,385	6,380,602	—	161,890,912
Mid Cap Stock	14,952,250	8,293,787	(290,764)	22,955,273	6,716	55,219,069	427,105	490,783,734
Mid Cap Value Equity	4,471,795	—	(4,471,795)	—	—	—	13,907,835	—
Mid Value	17,718,109	6,529,487	(799,148)	23,448,448	1,992,043	11,936,869	819,379	384,085,575
Mutual Shares	13,240,973	1,016,007	(1,821,832)	12,435,148	2,670,709	11,045,392	4,707,303	169,739,768
Natural Resources	10,581,387	2,053,407	(602,839)	12,031,955	1,456,641	—	(878,139)	204,904,201
Rainer Growth	7,992,102	803,893	(1,820,200)	6,975,795	220,244	19,292,612	20,249,802	192,601,691
Real Estate Equity	6,217,385	1,009,401	(292,570)	6,934,216	1,047,752	—	173,957	66,637,817
Real Return Bond	4,589,517	1,393,308	(152,837)	5,829,988	1,158,555	—	(202,040)	65,354,162
Redwood	10,684,529	867,839	(2,768,860)	8,783,508	—	1,825,691	1,577,206	99,253,640
Science & Technology	—	29,740,789	(1,548,932)	28,191,857	315,009	7,009,304	1,482,015	364,802,632
Seaport	—	4,131,000	—	4,131,000	—	—	—	41,516,550
Short Duration Credit
Opportunities Fund	15,546,416	2,773,734	(2,307,440)	16,012,710	5,725,892	1,973,857	165,956	162,368,881
Small Cap Core	—	4,357,000	—	4,357,000	—	—	—	44,484,970
Small Cap Growth	5,391,817	2,617,874	(855,312)	7,154,379	—	7,177,149	456,967	76,480,308
Small Cap Intrinsic Value	6,334,368	—	(3,249,547)	3,084,821	—	—	3,794,444	47,290,313
Small Cap Opportunities	1,867,977	179,962	(244,090)	1,803,849	118,785	4,751,210	2,482,291	54,530,367
Small Cap Value	2,956,868	730,686	(272,166)	3,415,388	121,010	6,159,310	288,562	65,643,755
Small Company Growth	2,537,872	1,258,618	(382,050)	3,414,440	—	3,045,949	940,842	69,210,704
Small Company Value	2,457,543	375,435	(156,371)	2,676,607	175,801	505,151	915,172	100,586,900
Smaller Company Growth	4,223,730	—	(4,223,730)	—	—	—	12,555,046	—
Spectrum Income	14,685,432	1,799,637	(2,897,942)	13,587,127	4,940,149	3,628,414	1,232,433	146,876,839
Strategic Growth	30,759,336	1,150,220	(2,610,286)	29,299,270	1,639,440	15,252,227	6,600,126	454,138,680

50	Lifestyle Portfolios | Annual report

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Security	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Growth (continued)
Strategic Income
Opportunities	21,118,114	3,473,902	(2,876,329)	21,715,687	$11,112,120	$2,603,620	$(109,176)	$234,312,260
Technical Opportunities	20,941,273	6,127,841	(1,748,369)	25,320,745	—	30,915,391	1,027,984	357,782,126
Total Return	13,280,734	5,468,561	(5,522,147)	13,227,148	3,614,428	2,926,208	(698,366)	179,492,403
U.S. Equity	40,731,026	2,882,455	(19,769,525)	23,843,956	5,743,451	30,690,782	67,982,618	304,964,203
U.S. High Yield Bond	9,258,304	1,324,735	(1,142,487)	9,440,552	7,707,434	2,217,934	(217,283)	115,552,354
Value	6,372,147	8,010,598	(481,528)	13,901,217	720,595	8,537,588	237,813	163,756,331
					$204,820,225	$578,571,690	$443,825,213	$14,138,988,944

Lifestyle Balanced
Active Bond	51,498,893	13,473,902	(10,793,297)	54,179,498	$21,890,958	$2,896,831	($1,589,422)	$541,794,977
All Cap Core	14,951,580	356,149	(1,804,866)	13,502,863	2,045,468	—	6,851,760	177,022,534
All Cap Value	18,046,388	2,583,339	(20,629,727)	—	1,090,889	30,090,013	56,214,805	—
Alpha Opportunities	29,773,903	7,587,411	(1,414,857)	35,946,457	2,226,944	51,614,519	1,377,912	456,520,005
Asia Total Return Bond	—	16,877,923	—	16,877,923	5,382,369	334,123	—	153,926,657
Blue Chip Growth	18,005,919	321,522	(3,980,516)	14,346,925	—	10,761,348	32,638,616	483,778,303
Capital Appreciation	28,733,528	1,362,610	(5,996,645)	24,099,493	442,019	21,819,856	15,071,757	408,245,403
Capital Appreciation
Value	51,954,484	6,309,800	(9,863,353)	48,400,931	7,513,688	65,932,388	16,471,830	567,742,916
China Emerging Leaders	9,109,814	2,044,537	—	11,154,351	477,032	2,762,086	—	99,385,265
Core Bond	17,094,390	1,735,220	(4,605,467)	14,224,143	4,278,578	660,156	(1,731,734)	178,370,749
Currency Strategies	30,370,888	6,905,090	(2,846,826)	34,429,152	—	20,846,481	1,184,478	320,879,700
Disciplined Value	11,626,473	553,377	(2,381,504)	9,798,346	1,494,172	8,106,913	7,440,862	176,370,222
Emerging Markets	55,734,007	2,525,459	(5,714,256)	52,545,210	10,272,448	—	(6,117,129)	537,537,496
Emerging Markets
Debt Fund	—	7,552,134	(40,526)	7,511,608	1,558,162	309,277	(19,047)	70,909,575
Equity-Income	21,862,696	1,864,907	(4,413,109)	19,314,494	8,592,666	2,457,084	13,984,926	388,800,771
Financial Industries	—	9,551,860	(162,597)	9,389,263	1,163,819	—	62,874	155,955,658
Floating Rate Income	77,931,674	14,367,220	(1,990,447)	90,308,447	39,077,338	2,191,532	(899,250)	849,802,488
Focused High
Yield Fund	—	64,588,717	—	64,588,717	3,467,680	—	—	249,958,334
Fundamental
Global Franchise	11,131,987	586,509	(1,234,313)	10,484,183	1,266,720	5,876,026	2,841,428	136,294,373
Fundamental
Large Cap Value	21,767,588	3,115,698	(1,606,136)	23,277,150	3,514,664	27,038,484	1,903,947	302,602,949
Fundamental Value	15,411,831	88,511	(3,090,984)	12,409,358	1,848,990	—	15,063,962	262,582,015
Global Absolute
Return Strategies	15,067,759	905,903	—	15,973,662	2,717,170	—	—	176,508,969
Global Bond	20,362,205	2,832,262	(8,387,607)	14,806,860	—	—	(1,293,441)	176,941,975
Global Equity	—	10,127,733	(22,457)	10,105,276	837,828	529,343	(8,309)	111,966,460
Global High Yield	15,816,090	2,200,341	(108,786)	17,907,645	9,908,995	1,218,816	(98,016)	177,106,611
Global Real Estate	19,577,922	974,351	(7,518,957)	13,033,316	4,201,039	—	6,987,892	107,264,193
Global Shareholder Yield	28,694,161	1,387,338	(12,094,595)	17,986,904	7,729,415	7,565,860	19,890,899	208,648,091
Global Short Duration
Credit Fund	—	3,788,284	(78,519)	3,709,765	373,530	—	(5,431)	36,763,773
Health Sciences	11,768,434	1,930,668	(2,331,547)	11,367,555	—	32,570,377	12,604,267	192,907,414
Heritage	5,812,382	58,156	(5,870,538)	—	—	—	12,173,070	—
High Income	21,327,055	8,653,037	(29,980,092)	—	14,454,002	—	30,797,435	—
High Yield	23,387,105	4,402,896	(1,465,858)	26,324,143	16,070,079	—	(26,019)	245,077,770
International Core	6,354,992	799,408	—	7,154,400	7,806,090	—	—	245,825,177
International Growth
Opportunities Fund	9,394,721	2,591,530	—	11,986,251	1,343,259	1,862,673	—	169,006,142
International Growth Stock	13,634,650	1,913,092	—	15,547,742	3,246,435	—	—	209,428,091
International Small Cap	4,375,823	3,804,087	—	8,179,910	2,243,979	—	—	154,273,111
International
Small Company	8,331,155	6,959,102	—	15,290,257	2,012,541	—	—	158,865,771
International Value	22,136,156	3,614,354	—	25,750,510	6,877,749	—	—	453,981,491
International Value Equity	11,023,873	4,100,754	—	15,124,627	1,985,317	5,466,297	—	138,692,829
Investment Quality Bond	7,497,473	1,472,469	(146,749)	8,823,193	3,077,882	694,030	(138,956)	106,937,104
Mid Cap Stock	10,465,482	6,174,438	(247,270)	16,392,650	4,796	39,432,634	344,693	350,474,857
Mid Cap Value Equity	3,118,986	2,267	(3,121,253)	—	—	—	9,442,253	—
Mid Value	12,408,052	4,905,499	(513,878)	16,799,673	1,424,650	8,536,891	317,140	275,178,647
Mutual Shares	10,667,170	791,058	(1,776,286)	9,681,942	2,079,400	8,599,885	4,991,321	132,158,503
Natural Resources	11,040,258	1,608,648	(488,653)	12,160,253	1,472,173	—	(453,291)	207,089,108

Annual report | Lifestyle Portfolios	51

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Security	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Balanced (continued)
Rainier Growth	6,455,592	583,252	(1,488,976)	5,549,868	$175,246	$15,350,931	$11,261,288	$153,231,850
Real Estate Equity	6,847,104	911,178	(379,729)	7,378,553	1,109,675	—	218,260	70,907,893
Real Return Bond	15,189,135	2,578,122	(5,048,006)	12,719,251	3,009,547	—	(3,590,635)	142,582,806
Redwood	11,802,244	700,111	(3,072,852)	9,429,503	—	1,959,964	1,760,277	106,553,379
Science & Technology	—	25,361,281	(1,232,369)	24,128,912	270,476	6,018,398	976,184	312,228,120
Seaport	—	3,658,000	—	3,658,000	—	—	—	36,762,900
Short Duration Credit
Opportunities Fund	42,862,702	6,606,081	(4,244,459)	45,224,324	15,929,220	5,640,534	11,075	458,574,645
Small Cap Core	—	3,513,000	—	3,513,000	—	—	—	35,867,730
Small Cap Growth	4,433,646	2,166,659	(841,481)	5,758,824	—	5,817,034	684,101	61,561,824
Small Cap Intrinsic Value	5,077,995	—	(2,610,642)	2,467,353	—	—	4,960,888	37,824,518
Small Cap Opportunities	1,536,022	148,767	(241,859)	1,442,930	95,430	3,817,071	1,489,867	43,619,767
Small Cap Value	2,442,263	628,707	(181,446)	2,889,524	102,378	5,210,968	265,146	55,536,658
Small Company Growth	2,063,939	1,017,946	(351,786)	2,730,099	—	2,442,657	916,833	55,339,097
Small Company Value	2,029,839	331,921	(175,015)	2,186,745	143,626	412,700	1,148,451	82,177,871
Smaller Company Growth	3,423,755	—	(3,423,755)	—	—	—	6,894,151	—
Spectrum Income	40,449,244	4,603,274	(3,778,988)	41,273,530	14,291,799	11,068,951	704,282	446,166,860
Strategic Growth	24,372,418	1,095,388	(2,594,592)	22,873,214	1,279,870	11,907,036	5,226,799	354,534,819
Strategic Income
Opportunities	46,506,512	6,595,052	(4,346,134)	48,755,430	24,510,883	5,847,917	(122,784)	526,071,085
Technical Opportunities	11,686,455	5,328,802	(1,041,682)	15,973,575	—	19,515,855	1,857,864	225,706,619
Total Return	37,855,124	9,917,849	(7,847,035)	39,925,938	10,161,278	7,879,836	(2,241,421)	541,794,977
U.S. Equity	40,965,891	2,803,862	(20,575,927)	23,193,826	5,586,850	29,853,965	69,026,884	296,649,028
U.S. High Yield Bond	16,820,696	2,034,869	(1,073,148)	17,782,417	13,978,223	4,177,746	(281,522)	217,656,786
Value	4,489,148	6,659,138	(263,914)	10,884,372	564,209	6,684,762	207,191	128,217,899
					$298,679,643	$503,780,248	$357,651,261	$14,943,143,608

Lifestyle Moderate
Active Bond	33,358,416	3,251,692	(1,349,571)	35,260,537	$13,497,110	$1,771,233	($182,971)	$352,605,374
All Cap Value	5,603,175	882,942	(6,486,117)	—	372,715	10,280,599	8,792,651	—
Alpha Opportunities	6,645,833	1,350,394	(815,544)	7,180,683	447,938	10,381,985	1,107,912	91,194,678
Asia Total Return Bond	—	7,511,087	—	7,511,087	2,395,285	148,693	—	68,501,113
Blue Chip Growth	4,129,292	75,295	(850,907)	3,353,680	—	2,520,093	15,230,504	113,086,073
Capital Appreciation	6,582,228	355,013	(1,257,889)	5,679,352	104,115	5,139,549	3,999,132	96,208,215
Capital Appreciation Value	13,739,659	1,849,075	(1,500,176)	14,088,558	2,189,582	19,213,515	2,842,405	165,258,781
Core Bond	11,444,217	1,048,788	(3,128,313)	9,364,692	2,805,773	435,607	(936,008)	117,433,231
Currency Strategies	10,568,467	2,081,313	(884,633)	11,765,147	—	7,188,721	262,513	109,651,169
Emerging Markets	10,497,669	633,697	(922,396)	10,208,970	1,995,826	—	(1,666,769)	104,437,765
Emerging Markets Debt Fund	—	3,720,116	(36,096)	3,684,020	764,089	151,680	(12,117)	34,777,148
Enduring Equity	—	2,339,153	—	2,339,153	11,667	—	—	23,765,793
Equity-Income	6,860,771	1,049,211	(1,022,318)	6,887,664	3,064,195	876,211	2,628,386	138,648,681
Floating Rate Income	38,120,268	6,740,334	(322,535)	44,538,067	19,138,765	1,084,554	(187,916)	419,103,207
Focused High Yield Fund	—	27,628,780	(2,581,638)	25,047,142	1,465,602	—	40,098	96,932,438
Fundamental
Global Franchise	2,870,952	154,627	(437,381)	2,588,198	312,711	1,450,597	1,012,175	33,646,580
Fundamental
Large Cap Value	6,774,118	3,139,175	(1,171,555)	8,741,738	1,323,097	10,178,651	1,422,669	113,642,595
Fundamental Value	3,817,982	23,366	(587,142)	3,254,206	488,115	—	3,171,511	68,858,995
Global Absolute
Return Strategies	5,340,411	1,693,219	—	7,033,630	1,196,443	—	—	77,721,611
Global Bond	10,005,631	1,221,474	(1,970,187)	9,256,918	—	—	(809,869)	110,620,173
Global Equity	—	2,619,207	(86,725)	2,532,482	211,298	133,499	39,318	28,059,900
Global High Yield	6,802,459	939,967	(208,915)	7,533,511	4,264,727	510,090	(179,597)	74,506,423
Global Real Estate	5,098,103	284,105	(2,576,804)	2,805,404	904,268	—	6,744,300	23,088,474
Global Shareholder Yield	7,388,719	366,032	(3,481,260)	4,273,491	1,892,335	1,817,309	6,289,861	49,572,490
Global Short Duration
Credit Fund	—	1,418,440	(8,196)	1,410,244	141,366	—	(738)	13,975,522
High Income	9,132,773	3,682,744	(12,815,517)	—	6,231,771	—	9,913,447	—
High Yield	9,999,319	1,575,765	(1,383,854)	10,191,230	6,700,341	—	(548,936)	94,880,348
International Core	1,348,886	225,053	(187,685)	1,386,254	1,717,309	—	659,587	47,631,680
International Growth
Opportunities	1,983,116	456,676	—	2,439,792	273,419	379,146	—	34,401,068
International Growth Stock	2,888,238	491,560	(277,308)	3,102,490	705,716	—	361,709	41,790,544
International Small Cap	713,757	1,053,059	(117,838)	1,648,978	484,687	—	174,066	31,099,722

52	Lifestyle Portfolios | Annual report

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Security	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Moderate (continued)
International
Small Company	1,358,926	1,893,290	(258,980)	2,993,236	$428,065	—	$287,256	$31,099,722
International Value	4,664,896	879,519	—	5,544,415	1,480,868	—	—	97,748,042
International Value Equity	2,327,011	783,085	(94,498)	3,015,598	408,243	$1,124,042	33,074	27,653,031
Investment Quality Bond	6,922,108	749,226	(826,920)	6,844,414	2,624,029	541,258	(577,165)	82,954,292
Mid Cap Stock	2,679,956	1,039,774	(351,142)	3,368,588	995	8,183,605	346,977	72,020,410
Mid Value	3,664,261	1,455,472	(353,344)	4,766,389	404,953	2,426,588	252,468	78,073,451
Natural Resources	2,530,713	450,842	(235,431)	2,746,124	335,518	—	(1,437,019)	46,766,500
Rainer Growth	1,479,204	149,525	(258,953)	1,369,776	43,545	3,814,421	1,355,874	37,819,525
Real Estate Equity	2,228,738	230,640	(93,893)	2,365,485	357,422	—	79,674	22,732,313
Real Return Bond	6,648,094	994,738	(2,131,809)	5,511,023	1,294,241	—	(1,430,911)	61,778,565
Redwood	3,858,590	415,482	(649,425)	3,624,647	—	753,399	276,176	40,958,510
Seaport	—	917,000	—	917,000	—	—	—	9,215,850
Short Duration Credit
Opportunities Fund	17,595,722	2,594,108	(1,822,437)	18,367,393	6,488,532	2,301,043	45,141	186,245,365
Small Cap Growth	1,236,990	601,288	(372,724)	1,465,554	—	1,478,059	155,147	15,666,777
Small Cap Value	662,465	221,488	(133,315)	750,638	26,604	1,354,103	172,633	14,427,260
Small Company Growth	559,845	277,809	(157,036)	680,618	—	608,854	282,633	13,796,117
Small Company Value	543,254	129,070	(101,469)	570,855	37,497	107,744	333,743	21,452,746
Smaller Company Growth	935,857	—	(935,857)	—	—	—	1,702,037	—
Spectrum Income	16,562,097	1,541,568	(1,744,456)	16,359,209	5,707,561	4,387,298	390,236	176,843,052
Strategic Growth	5,572,521	226,006	(1,064,147)	4,734,380	266,186	2,476,408	3,149,420	73,382,886
Strategic Income
Opportunities	19,067,434	2,381,834	(1,624,733)	19,824,535	10,014,706	2,386,057	275,260	213,906,737
Total Return	24,520,663	2,563,429	(1,110,799)	25,973,293	6,169,476	4,823,732	(787,693)	352,457,582
U.S. Equity	10,621,776	917,664	(4,080,202)	7,459,238	1,813,752	9,691,991	12,681,304	95,403,660
U.S. High Yield Bond	7,258,590	792,432	(1,231,468)	6,819,554	5,799,558	1,594,101	(80,277)	83,471,343
					$118,802,016	$121,714,435	$77,673,311	$4,630,973,527

Lifestyle Conservative
Active Bond	39,008,210	1,834,702	(4,605,853)	36,237,059	$14,628,264	$1,820,286	($895,242)	$362,370,590
All Cap Value	631,498	99,949	(731,447)	—	36,626	1,010,256	883,750	—
Asia Total Return Bond	—	7,008,351	—	7,008,351	2,234,963	138,740	—	63,916,161
Blue Chip Growth	4,742,963	447,968	(2,023,355)	3,167,576	—	2,397,093	13,240,863	106,810,675
Capital Appreciation Value	8,208,136	988,702	(2,519,889)	6,676,949	1,051,763	9,229,191	3,659,293	78,320,614
Core Bond	15,894,814	543,037	(3,905,278)	12,532,573	3,792,736	582,963	(2,508,869)	157,158,467
Currency Strategies	10,570,890	1,583,631	(2,040,680)	10,113,841	—	6,179,743	333,172	94,261,000
Emerging Markets	3,940,463	209,735	(804,386)	3,345,812	654,097	—	(421,901)	34,227,657
Emerging Markets
Debt Fund	—	4,039,785	(59,130)	3,980,655	857,526	163,896	(7,542)	37,577,384
Enduring Equity	—	7,665,778	—	7,665,778	38,233	—	—	77,884,305
Equity-Income	5,524,683	360,543	(1,852,312)	4,032,914	1,815,208	519,061	7,409,825	81,182,552
Floating Rate Income	42,514,012	4,206,019	(3,336,977)	43,383,054	20,021,495	1,056,413	(1,715,738)	408,234,538
Focused High Yield Fund	—	24,797,463	(6,862,487)	17,934,976	1,262,963	—	115,442	69,408,358
Fundamental
Global Franchise	1,833,649	141,324	(601,994)	1,372,979	168,333	780,857	1,210,853	17,848,723
Fundamental
Large Cap Value	683,642	431,897	(220,351)	895,188	136,984	1,053,824	279,258	11,637,440
Fundamental Value	3,560,629	93,585	(1,167,030)	2,487,184	375,443	—	5,819,829	52,628,822
Global Absolute
Return Strategies	5,404,757	2,638,426	(118,882)	7,924,301	1,347,948	—	10,623	87,563,531
Global Bond	12,662,660	760,767	(3,255,812)	10,167,615	—	—	(2,428,242)	121,502,996
Global Equity	—	1,882,305	(241,461)	1,640,844	138,422	87,456	143,412	18,180,547
Global High Yield	6,591,028	564,107	(2,489,278)	4,665,857	3,823,005	320,772	(711,780)	46,145,326
Global Real Estate	3,600,566	276,563	(1,662,592)	2,214,537	719,104	—	4,013,252	18,225,640
Global Shareholder Yield	4,787,967	196,885	(2,831,747)	2,153,105	1,097,674	947,554	8,072,962	24,976,014
Global Short Duration
Credit Fund	—	1,343,811	(2,719)	1,341,092	134,750	—	(245)	13,290,223
High Income	8,848,911	3,433,557	(12,282,468)	—	5,727,585	—	6,006,808	—
High Yield	9,730,389	1,186,115	(3,845,674)	7,070,830	5,744,594	—	1,439,952	65,829,430
International Core	743,470	25,478	(232,938)	536,010	838,991	—	1,586,037	18,417,292
International Growth Stock	1,805,846	674,011	(428,934)	2,050,923	517,805	—	617,122	27,625,938
International Value	3,014,699	459,704	—	3,474,403	927,984	—	—	61,253,721
Investment Quality Bond	16,255,722	786,275	(1,476,829)	15,565,168	5,894,699	1,230,899	(1,158,165)	188,649,836

Annual report | Lifestyle Portfolios	53

					Dividends And Distributions

					Income	Capital Gains
	Beginning	Shares		Ending Share	Distributions	Distributions	Realized
Security	Share Amount	Purchased	Shares Sold	Amount	Received	Received	Gain (Loss)	Ending Value

Lifestyle Conservative (continued)
Mid Cap Stock	841,216	787,244	(348,048)	1,280,412	$381	$3,133,379	$300,831	$27,375,211
Mid Value	1,150,181	308,006	(283,046)	1,175,141	101,294	606,981	65,140	19,248,813
Natural Resources	1,191,554	190,667	(310,333)	1,071,888	132,557	—	(408,153)	18,254,258
Real Estate Equity	2,098,746	455,940	(676,039)	1,878,647	283,861	—	565,360	18,053,795
Real Return Bond	11,009,978	728,062	(2,787,922)	8,950,118	2,004,284	—	(3,445,502)	100,330,823
Redwood	3,648,134	111,571	(871,803)	2,887,902	—	599,427	619,383	32,633,293
Seaport	—	751,000	—	751,000	—	—	—	7,547,550
Short Duration Credit
Opportunities Fund	18,807,670	953,165	(2,822,182)	16,938,653	6,494,867	2,122,022	(12,676)	171,757,944
Short Term Government
Income	15,983,598	512,064	(982,397)	15,513,265	2,469,509	—	(222,504)	151,254,337
Small Cap Growth	1,213,378	189,360	(550,736)	852,002	—	867,282	374,721	9,107,902
Small Company Value	345,654	48,385	(138,864)	255,175	17,066	49,037	882,896	9,589,479
Spectrum Income	17,750,499	921,282	(3,271,115)	15,400,666	5,669,471	4,130,231	875,830	166,481,195
Strategic Income
Opportunities	20,319,327	1,184,519	(3,182,550)	18,321,296	9,986,664	2,205,095	152,438	197,686,788
Total Return	28,665,563	1,081,746	(3,167,469)	26,579,840	6,694,601	4,949,191	(1,827,010)	360,688,429
U.S. Equity	6,901,594	478,095	(3,557,798)	3,821,891	932,819	4,984,623	10,786,540	48,881,991
U.S. High Yield Bond	7,063,084	486,904	(2,949,416)	4,600,572	4,935,064	1,087,867	179,926	56,311,004
					$113,709,633	$52,254,139	$53,881,949	$3,740,330,592

54	Lifestyle Portfolios | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio, and Lifestyle Conservative Portfolio, each a portfolio of John Hancock Funds II (the “Trust”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 25, 2014

Annual report | Lifestyle Portfolios	55

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended December 31, 2013.

The portfolios report the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The portfolios report the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources.

Portfolio	Foreign Sourced Income	Foreign Tax Credit

Lifestyle Aggressive	$18,336,274	$1,935,987
Lifestyle Growth	46,160,540	4,576,891
Lifestyle Balanced	40,114,597	3,649,030
Lifestyle Moderate	9,572,165	762,518
Lifestyle Conservative	5,203,217	323,931

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Capital Gain

Lifestyle Moderate	$1,719,951
Lifestyle Conservative	4,690,471

Eligible shareholders will be mailed a Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the portfolios.

56	Lifestyle Portfolios | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of each portfolio and execute policies formulated by the Trustees.

Independent Trustees

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2005	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and
Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company)
(1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services
Corporation (1995–2007); Director, Connecticut River Bancorp (since 1998); Director, Virtus
Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee,
(2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds
III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable
Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–
2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee,
John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public
Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to
1999); Director, Lincoln Educational Services Corporation (since 2004); Director,
Symetra Financial Corporation (since 2010); Director, PMA Capital
Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III
(2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director,
LIN Television (since 2009); Chairman (since 2009) and Director (since 2006), Lincoln
National Corporation (insurance); Director, Resolute Energy Corporation (since 2009);
Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc.
(until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (2005–2006 and since 2012).

Annual report | Lifestyle Portfolios	57

Independent Trustees (continued)

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since	by Trustee

Grace K. Fey, Born: 1946	2008	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice
President, Frontier Capital Management Company (1988–2007); Director, Fiduciary
Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director,
The Todd Organization (consulting firm) (2003–2010); President, Westport Resources
Management (investment management consulting firm) (2006–2008); Senior Managing
Director, Partner, and Operating Head, Putnam Investments (2000–2003); Executive Vice
President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive
Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable
Foundation (since 2001); Board of Directors of American Student Assistance Corporation
(1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of
Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2005	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008);
Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll
School of Management, Boston College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III
(2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000);
Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate)
(since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3] ;
Trustee and Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2012	230

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and
Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-
entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc.
(nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters,
KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002);
Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992);
Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center
(1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and
Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

58	Lifestyle Portfolios | Annual report

Non-Independent Trustees4

		Number of
Name, year of birth	Trustee of	John Hancock
Position(s) held with fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since	by Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and
General Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012)
including prior positions).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial
Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife Asset Management (since 2001, including prior positions); Director (since 2006), and President and Chief Executive Officer (since 2013),
Manulife Asset Management Limited; Director and Chairman, Hancock Natural Resources
Group, Inc. (since 2013).

Trustee, John Hancock retail funds[3], John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Officer
Name, year of birth	of the
Position(s) held with fund	Trust
Principal occupation(s) and other directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC, and
John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012); President,
John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former
Trustee (2010–2012), John Hancock retail funds[3]; President, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President,
John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President,
John Hancock Investment Management Services, LLC (since 2006, including prior positions); President,
John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds[3], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds[3],
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds[3], John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and
John Hancock Investment Management Services, LLC (since 2005).

Annual report | Lifestyle Portfolios	59

Principal officers who are not Trustees (continued)

Officer
Name, year of birth	of the
Position(s) held with fund	Trust
Principal occupation(s) and other directorships during past 5 years	since

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer,
John Hancock retail funds[3], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior position).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210–2805.

The Statement of Additional Information of the portfolios includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800–225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 John Hancock retail funds is composed of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors with the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

60	Lifestyle Portfolios | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman*	Manulife Asset Management (North America)
Deborah C. Jackson	Limited
Hassell H. McClellan
Gregory A. Russo	QS Investors, Inc. (Subadvisor Consultant)
Warren A. Thomson†
Principal distributor
Officers	John Hancock Funds, LLC
Hugh McHaffie
President	Custodian
State Street Bank and Trust Company
Andrew G. Arnott
Executive Vice President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer	Independent registered public accounting firm
PricewaterhouseCoopers LLP
Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The portfolios’ proxy voting policies and procedures, as well as the portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Lifestyle Portfolios	61

800-225-5291
800-231-5469
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LSA 12/13
MF170907	2/14

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year, December 31, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR), that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

(f)(2) Not applicable

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Peter S. Burgess, who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES:

2013: $127,418
2012: $131,796

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b) AUDIT RELATED FEES:

2013: $39,111
2012: $41,776

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PwC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and affiliated service provider internal controls reviews.

(c) TAX FEES:

2013: $0
2012: $0

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax fees for the years ended December 31, 2013 and December 31, 2012 were $0 and $0 as the tax services were provided by a service provider other than the principal accountant.

(d) ALL OTHER FEES:

2013: $835
2012: $3,005

These fees represent other fees for John Hancock Funds II billed to the registrant or to control affiliates.

(e) (1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $5,949,479 for the fiscal year ended December 31, 2013 and $2,875,747 for the fiscal year ended December 31, 2012.

(h) The Registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PwC’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS. Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) SEE ATTACHED CODE OF ETHICS.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c) CONTACT PERSON AT THE REGISTRANT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie ____________
Hugh McHaffie
President
Date: February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie ____________
Hugh McHaffie
President
Date: February 19, 2014

/s/ Charles A. Rizzo ___________
Charles A. Rizzo
Chief Financial Officer
Date: February 19, 2014